UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor Intermediate Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2007

1.813046.103

LTB-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Time Warner Cable, Inc. 5.85% 5/1/17	$ 1,328,000	$ 1,312,065
Univision Communications, Inc. 3.875% 10/15/08	1,680,000	1,640,100
Viacom, Inc. 6.125% 10/5/17	905,000	898,783
		3,850,948
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Diageo Capital PLC 5.75% 10/23/17	868,000	878,655
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 6.302% 6/1/37 (j)	2,510,000	2,458,997
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37	1,575,000	1,652,682
TOTAL CONSUMER STAPLES		4,990,334
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 6.45% 9/15/36	540,000	547,030
Gazstream SA 5.625% 7/22/13 (c)	2,220,125	2,186,823
Kinder Morgan Energy Partners LP 6.95% 1/15/38	225,000	236,738
Nexen, Inc. 6.4% 5/15/37	1,015,000	999,354
Talisman Energy, Inc. yankee 6.25% 2/1/38	635,000	626,619
Texas Eastern Transmission LP 6% 9/15/17 (c)	1,138,000	1,143,007
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	525,000	539,438
Valero Energy Corp. 6.625% 6/15/37	745,000	771,132
		7,050,141
FINANCIALS - 1.3%
Capital Markets - 0.2%
BlackRock, Inc. 6.25% 9/15/17	1,720,000	1,780,412
Goldman Sachs Group, Inc. 6.75% 10/1/37	1,280,000	1,257,284
		3,037,696
Commercial Banks - 0.2%
Standard Chartered Bank 6.4% 9/26/17 (c)	3,181,000	3,257,850
Consumer Finance - 0.4%
General Electric Capital Corp.:
5.625% 9/15/17	1,130,000	1,166,219
6.375% 11/15/67 (j)	1,700,000	1,732,111
SLM Corp.:
4% 1/15/09	465,000	448,832
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
4.5% 7/26/10	$ 1,025,000	$ 970,814
5.2238% 7/27/09 (j)	531,000	497,130
5.2438% 7/26/10 (j)	2,025,000	1,884,911
		6,700,017
Diversified Financial Services - 0.1%
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(j)	805,000	732,589
Insurance - 0.2%
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	3,000,000	3,211,155
Real Estate Investment Trusts - 0.2%
Duke Realty LP:
5.95% 2/15/17	110,000	111,561
6.5% 1/15/18	855,000	903,847
Liberty Property LP 6.625% 10/1/17	645,000	653,484
UDR, Inc. 5.5% 4/1/14	1,470,000	1,489,403
		3,158,295
TOTAL FINANCIALS		20,097,602
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	930,000	972,210
6.45% 9/15/37	695,000	752,570
		1,724,780
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	1,575,000	1,543,500
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	500,000	490,000
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	2,520,000	2,557,800
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	684,271	687,693
7.186% 10/1/12	1,700,418	1,705,519
		5,441,012
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	$ 3,100,000	$ 3,071,461
TOTAL INDUSTRIALS		10,055,973
UTILITIES - 0.8%
Electric Utilities - 0.5%
Commonwealth Edison Co. 5.4% 12/15/11	927,000	939,855
EDP Finance BV 6% 2/2/18 (c)	1,295,000	1,306,835
Enel Finance International SA 6.25% 9/15/17 (c)	679,000	695,479
Nevada Power Co. 6.5% 5/15/18	3,950,000	4,078,375
		7,020,544
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	1,645,000	1,266,650
Multi-Utilities - 0.2%
CMS Energy Corp. 6.55% 7/17/17	1,740,000	1,689,465
TECO Energy, Inc. 7% 5/1/12	1,500,000	1,571,063
		3,260,528
TOTAL UTILITIES		11,547,722
TOTAL NONCONVERTIBLE BONDS (Cost $59,038,516)		59,317,500
U.S. Government and Government Agency Obligations - 24.3%

U.S. Government Agency Obligations - 3.9%
Fannie Mae:
4.375% 7/17/13	4,850,000	4,895,420
5% 2/16/12	18,000,000	18,710,208
Federal Home Loan Bank 5.375% 8/19/11	10,035,000	10,567,638
Freddie Mac 5.25% 7/18/11 (b)	24,105,000	25,277,877
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		59,451,143
U.S. Treasury Inflation Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	19,807,740	19,750,273
2% 4/15/12	5,136,750	5,322,145
2% 1/15/14 (b)	43,099,150	44,608,974
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes: - continued
2% 7/15/14 (b)	$ 28,755,220	$ 29,793,335
2.625% 7/15/17	10,058,600	10,953,767
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		110,428,494
U.S. Treasury Obligations - 13.2%
U.S. Treasury Notes:
3.875% 10/31/12 (d)	28,720,000	29,306,944
4.25% 8/15/14 (e)	10,000,000	10,334,380
4.75% 5/15/14 (b)	152,695,000	162,429,301
TOTAL U.S. TREASURY OBLIGATIONS		202,070,625
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $357,915,892)		371,950,262
U.S. Government Agency - Mortgage Securities - 9.6%

Fannie Mae - 5.7%
3.699% 10/1/33 (j)	155,981	155,504
3.75% 9/1/33 (j)	603,272	601,010
3.75% 1/1/34 (j)	144,399	143,415
3.754% 10/1/33 (j)	145,042	144,410
3.783% 6/1/34 (j)	712,667	706,783
3.812% 4/1/33 (j)	411,155	410,847
3.846% 10/1/33 (j)	3,605,373	3,602,337
3.915% 5/1/33 (j)	42,905	42,957
4% 8/1/18	2,772,219	2,677,781
4.007% 10/1/18 (j)	98,060	97,595
4.101% 2/1/35 (j)	58,933	59,234
4.104% 1/1/35 (j)	224,362	225,784
4.172% 1/1/35 (j)	325,117	322,834
4.23% 4/1/33 (j)	28,345	28,426
4.245% 1/1/34 (j)	393,320	391,076
4.25% 2/1/35 (j)	155,729	154,811
4.256% 5/1/35 (j)	141,843	142,577
4.263% 10/1/33 (j)	63,564	63,478
4.283% 6/1/33 (j)	80,622	80,945
4.289% 3/1/33 (j)	141,416	142,090
4.292% 3/1/35 (j)	132,489	132,614
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.299% 3/1/33 (j)	$ 73,152	$ 72,690
4.3% 4/1/35 (j)	75,078	75,392
4.307% 8/1/33 (j)	253,034	252,736
4.339% 1/1/35 (j)	174,860	174,155
4.362% 2/1/34 (j)	296,734	295,217
4.391% 2/1/35 (j)	247,948	246,826
4.412% 5/1/35 (j)	103,448	103,783
4.417% 12/1/33 (j)	6,337,707	6,326,065
4.423% 8/1/34 (j)	417,629	417,091
4.434% 3/1/35 (j)	234,270	233,398
4.45% 1/1/35 (j)	160,727	159,917
4.479% 3/1/35 (j)	498,549	497,149
4.483% 5/1/35 (j)	409,718	410,113
4.499% 2/1/35 (j)	724,857	731,999
4.5% 4/1/20 to 3/1/35	2,098,195	2,032,026
4.502% 3/1/35 (j)	487,313	486,005
4.506% 2/1/35 (j)	2,159,448	2,156,800
4.528% 7/1/35 (j)	479,281	479,189
4.537% 2/1/35 (j)	112,217	112,859
4.558% 2/1/35 (j)	59,898	60,483
4.563% 11/1/34 (j)	421,468	421,047
4.568% 2/1/35 (j)	1,519,136	1,516,448
4.568% 10/1/35 (j)	58,977	58,876
4.574% 7/1/35 (j)	532,057	531,785
4.594% 2/1/35 (j)	405,008	404,582
4.63% 2/1/35 (j)	3,868,127	3,864,816
4.663% 3/1/35 (j)	966,797	975,122
4.667% 11/1/34 (j)	492,315	492,631
4.69% 3/1/35 (j)	39,841	40,210
4.693% 10/1/34 (j)	510,470	510,987
4.713% 7/1/34 (j)	397,400	398,104
4.721% 12/1/34 (j)	332,936	333,329
4.77% 12/1/34 (j)	134,869	135,048
4.797% 11/1/34 (j)	425,597	426,452
4.8% 6/1/35 (j)	646,715	648,179
4.824% 2/1/33 (j)	205,375	207,284
4.826% 7/1/34 (j)	4,266,888	4,268,074
4.858% 10/1/34 (j)	1,708,221	1,713,381
4.87% 5/1/33 (j)	2,254	2,279
4.882% 10/1/35 (j)	322,379	322,464
4.946% 8/1/34 (j)	1,388,789	1,394,872
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.989% 8/1/34 (j)	$ 111,278	$ 111,626
5.016% 7/1/34 (j)	70,209	70,521
5.04% 5/1/35 (j)	812,820	818,356
5.066% 9/1/34 (j)	1,168,531	1,174,485
5.082% 9/1/34 (j)	142,654	143,477
5.119% 1/1/36 (j)	1,106,924	1,107,751
5.132% 3/1/35 (j)	67,770	68,216
5.144% 5/1/35 (j)	520,575	524,496
5.155% 5/1/35 (j)	1,552,174	1,563,959
5.176% 6/1/35 (j)	578,141	581,953
5.189% 8/1/33 (j)	196,854	198,051
5.194% 5/1/35 (j)	1,687,848	1,702,477
5.21% 4/1/36 (j)	2,187,698	2,195,598
5.25% 11/1/36 (j)	569,320	575,391
5.3% 7/1/35 (j)	75,971	76,416
5.312% 12/1/34 (j)	201,265	202,858
5.334% 2/1/36 (j)	209,901	210,292
5.465% 2/1/36 (j)	2,643,370	2,675,818
5.5% 9/1/10 to 12/1/14	2,344,757	2,383,680
5.523% 11/1/36 (j)	1,106,232	1,117,963
5.609% 1/1/36 (j)	794,548	805,893
5.656% 7/1/37 (j)	439,189	445,138
5.803% 1/1/36 (j)	539,991	548,971
5.818% 7/1/46 (j)	4,615,269	4,695,602
5.83% 3/1/36 (j)	1,683,281	1,712,964
6% 5/1/16 to 4/1/17	816,556	849,520
6.042% 4/1/36 (j)	314,154	320,605
6.236% 6/1/36 (j)	155,758	158,079
6.319% 4/1/36 (j)	282,391	288,773
6.5% 12/1/13 to 3/1/35	10,340,702	10,719,592
6.559% 9/1/36 (j)	2,090,449	2,142,108
7% 2/1/09 to 6/1/33	1,894,254	1,985,066
7.5% 8/1/17 to 9/1/28	651,351	710,248
8.5% 6/1/11 to 9/1/25	110,361	121,494
9.5% 2/1/25	19,725	21,732
10.5% 8/1/20	20,038	23,679
11% 8/1/15	87,314	91,945
12.5% 12/1/13 to 4/1/15	12,242	14,468
TOTAL FANNIE MAE		87,475,632
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 1.3%
4.105% 1/1/35 (j)	$ 468,957	$ 469,022
4.18% 1/1/34 (j)	1,651,351	1,636,270
4.299% 2/1/35 (j)	350,567	350,089
4.3% 12/1/34 (j)	202,998	201,360
4.306% 3/1/35 (j)	176,382	176,020
4.335% 3/1/35 (j)	333,332	330,716
4.374% 2/1/35 (j)	399,123	396,131
4.421% 2/1/34 (j)	177,212	175,989
4.422% 6/1/35 (j)	265,161	264,806
4.423% 3/1/35 (j)	217,804	216,210
4.452% 3/1/35 (j)	226,343	224,876
4.539% 2/1/35 (j)	379,588	377,536
4.801% 3/1/33 (j)	65,886	66,384
4.995% 4/1/35 (j)	890,110	894,271
5.132% 4/1/35 (j)	969,330	973,331
5.532% 1/1/36 (j)	1,226,060	1,237,284
5.76% 10/1/35 (j)	280,808	284,195
5.85% 6/1/36 (j)	361,109	366,539
6.046% 6/1/36 (j)	360,125	366,228
6.051% 7/1/37 (j)	1,833,075	1,861,543
6.081% 4/1/36 (j)	566,267	575,869
6.105% 6/1/36 (j)	324,387	330,513
6.735% 10/1/36 (j)	1,947,390	1,986,608
6.737% 1/1/37 (j)	2,684,361	2,739,412
6.849% 10/1/36 (j)	2,684,375	2,738,533
8.5% 9/1/24 to 8/1/27	86,866	96,776
10% 5/1/09	825	839
10.5% 5/1/21	8,464	8,757
11% 12/1/11	1,079	1,151
11.5% 10/1/15	5,922	6,836
11.75% 10/1/10	6,720	7,297
TOTAL FREDDIE MAC		19,361,391
Government National Mortgage Association - 2.6%
4.25% 7/20/34 (j)	495,257	500,696
6.5% 12/1/37 (d)	38,000,000	39,334,134
7% 7/15/28 to 11/15/28	490,653	517,371
7.5% 2/15/28 to 10/15/28	8,379	8,890
8% 6/15/24 to 10/15/24	7,344	8,013
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
8.5% 4/15/17 to 10/15/21	$ 104,156	$ 116,198
11% 7/20/19 to 8/20/19	5,130	6,137
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		40,491,439
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $146,105,685)		147,328,462
Asset-Backed Securities - 0.7%

Advanta Business Card Master Trust Series 2007-D1 Class D, 6.14% 1/22/13 (c)(j)	1,420,000	1,371,625
AmeriCredit Automobile Receivables Trust Series 2006-1 Class E1, 6.62% 5/6/13 (c)	514,543	509,397
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 5.5388% 2/25/35 (j)	570,000	365,940
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	245,000	246,794
Class C, 5.77% 5/20/10 (c)	235,000	235,538
Class D, 6.15% 4/20/11 (c)	400,000	400,100
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 6.7888% 8/25/36 (c)(j)	215,000	28,827
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	715,000	723,144
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	850,000	808,166
Series 2006-C Class D, 6.89% 5/15/13 (c)	585,000	581,146
Series 2007-A Class D, 7.05% 12/15/13 (c)	310,000	303,328
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	1,000,142	982,720
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(j)	231,197	138,718
Long Beach Mortgage Loan Trust Series 2006-7 Class M11, 7.2888% 8/25/36 (j)	1,000,000	150,000
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.9806% 6/30/12 (c)(j)	1,695,000	1,684,491
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	1,045,000	1,039,514
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.2888% 3/25/36 (c)(j)	700,000	105,000
Asset-Backed Securities - continued
	Principal Amount	Value
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	$ 955,000	$ 888,841
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.2888% 10/25/36 (c)(j)	825,000	156,540
TOTAL ASSET-BACKED SECURITIES (Cost $13,053,842)		10,719,829
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 0.4%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3557% 2/25/37 (j)	158,052	160,799
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (j)	679,412	671,119
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (j)	716,320	710,937
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5418% 10/25/35 (j)	1,794,750	1,799,074
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 7.5094% 7/10/35 (c)(j)	733,776	732,171
Series 2003-CB1:
Class B4, 6.3094% 6/10/35 (c)(j)	687,028	687,028
Class B5, 6.9094% 6/10/35 (c)(j)	467,179	464,040
Class B6, 7.4094% 6/10/35 (c)(j)	279,391	274,524
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.2888% 12/25/36 (c)(j)	650,000	80,469
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (j)	208,924	205,292
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (j)	413,235	409,350
TOTAL PRIVATE SPONSOR		6,194,803
U.S. Government Agency - 2.6%
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.0331% 10/25/35 (j)	4,719,107	4,691,893
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	1,174,482	1,185,177
Series 2002-9 Class PC, 6% 3/25/17	222,901	227,381
Series 2003-84 Class GC, 4.5% 5/25/15	1,540,000	1,539,206
Series 2005-67 Class HD, 5.5% 12/25/30	2,835,000	2,883,743
Series 2006-4 Class PB, 6% 9/25/35	2,784,170	2,851,311
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	$ 788,486	$ 797,023
Series 2004-3 Class BA, 4% 7/25/17	130,410	128,282
Series 2004-45 Class AV, 4.5% 10/25/22	930,218	925,338
Series 2004-86 Class KC, 4.5% 5/25/19	576,850	569,741
Series 2004-91 Class AH, 4.5% 5/25/29	1,209,839	1,195,881
Freddie Mac planned amortization class:
Series 2104 Class PG, 6% 12/15/28	1,281,470	1,311,774
Series 3033 Class UD, 5.5% 10/15/30	1,075,000	1,095,662
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	846,013	866,051
Series 2363 Class PF, 6% 9/15/16	1,170,567	1,198,086
Series 2702 Class WB, 5% 4/15/17	2,480,000	2,482,185
Series 2952 Class EC, 5.5% 11/15/28	2,785,000	2,831,667
Series 3018 Class UD, 5.5% 9/15/30	1,735,000	1,767,054
Series 3049 Class DB, 5.5% 6/15/31	2,495,000	2,541,225
Series 3117 Class PC, 5% 6/15/31	4,000,000	4,021,098
sequential payer:
Series 2528 Class HN, 5% 11/15/17	1,515,000	1,505,146
Series 2777 Class AB, 4.5% 6/15/29	2,783,332	2,751,193
Series 2809 Class UA, 4% 12/15/14	576,409	577,352
TOTAL U.S. GOVERNMENT AGENCY		39,943,469
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,918,207)		46,138,272
Commercial Mortgage Securities - 1.1%

Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T12 Class X2, 0.5578% 8/13/39 (c)(j)(l)	5,227,242	77,352
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (j)	2,274,484	2,317,106
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	3,000,000	3,041,315
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1, 5.269% 1/15/49	570,919	574,746
Commercial Mortgage Securities - continued
	Principal Amount	Value
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	$ 3,758,840	$ 3,800,579
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8736% 10/16/23 (j)	85,737	86,600
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer:
Series 2003-47 Class C, 4.227% 10/16/27	2,629,912	2,602,091
Series 2003-59 Class D, 3.654% 10/16/27	3,060,000	2,956,006
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6775% 12/10/41 (j)(l)	11,458,015	203,724
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	352,717	356,416
Series 2007-C2 Class A1, 5.226% 2/15/40	442,281	445,983
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,588,790)		16,461,918
Fixed-Income Funds - 59.2%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	1,238,856	114,903,904
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	1,605,352	156,489,680
Fidelity Corporate Bond 1-10 Year Central Fund (k)	3,992,298	398,670,893
Fidelity Corporate Bond 1-5 Year Central Fund (k)	185,226	18,463,298
Fidelity Specialized High Income Central Fund (k)	240,012	23,384,333
Fidelity Ultra-Short Central Fund (k)	2,147,921	192,024,153
TOTAL FIXED-INCOME FUNDS (Cost $941,817,899)		903,936,261
Cash Equivalents - 20.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07:
(Collateralized by U.S. Government Obligations) #	$ 41,790,191	41,774,000
(Collateralized by U.S. Government Obligations) # (a)	265,830,970	265,728,000
TOTAL CASH EQUIVALENTS (Cost $307,502,000)		307,502,000
TOTAL INVESTMENT PORTFOLIO - 121.9% (Cost $1,887,554,583)		1,863,354,504
NET OTHER ASSETS - (21.9)%		(334,876,082)
NET ASSETS - 100%		$ 1,528,478,422
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 409,000	$ (101,757)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	400,000	(96,291)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, VR% 8/25/34	Sept. 2034	228,047	(61,765)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	377,243	(97,633)
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	900,000	14,932
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.80%	Dec. 2012	400,000	27,137
Receive from Lehman Brothers, Inc. upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.65%	Dec. 2012	400,000	29,590
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit each event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)

	Sept. 2037	$ 1,500,000	$ (825,000)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34	Oct. 2034	1,900,000	(825,000)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	600,000	(197,789)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	409,000	(38,288)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	600,000	(228,617)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	409,000	(74,216)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	409,000	(49,101)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 370,000	$ (156,779)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	409,000	(172,960)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	August 2036	1,000,000	(852,332)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon each credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	625,000	(181,899)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	36,015	(29,802)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	85,922	(13,425)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	38,517	(31,722)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Merrill Lynch, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.4606% 5/25/35

	June 2035	$ 2,410,000	$ (1,089,293)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	700,000	(321,463)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	409,000	(123,232)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	700,000	(572,935)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	700,000	(461,527)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)	June 2010	10,000,000	(71,082)
Receive quarterly a fixed rate of .45% multiplied by the notional amount and pay to Goldman Sachs, upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (h)	Dec. 2010	15,000,000	(93,450)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)

	March 2010	$ 6,373,600	$ (18,456)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,400,000	(29,331)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,405,000	(25,831)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	900,000	(10,131)
TOTAL CREDIT DEFAULT SWAPS		51,503,344	(6,538,044)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2011	15,000,000	533,865
Receive semi-annually a fixed rate equal to 4.9375% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2012	25,000,000	753,445
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	20,000,000	693,050
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	30,000,000	1,531,989
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	60,000,000	3,199,530
TOTAL INTEREST RATE SWAPS		150,000,000	6,711,879
		$ 201,503,344	$ 173,835
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,557,197 or 1.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,334,380.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$41,774,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 1,611,025
BNP Paribas Securities Corp.	2,658,191
Banc of America Securities LLC	966,233
Bank of America, NA	16,110,248
Barclays Capital, Inc.	7,210,953
Citigroup Global Markets, Inc.	1,074,017
Repurchase Agreement / Counterparty	Value
ING Financial Markets LLC	5,370,083
Societe Generale, New York Branch	329,150
UBS Securities LLC	5,370,083
WestLB AG	1,074,017
$ 41,774,000
$265,728,000 due 12/03/07 at 4.65%
Banc of America Securities LLC	$ 151,399,703
Barclays Capital, Inc.	114,328,297
$ 265,728,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,537,658
Fidelity 2-5 Year Duration Securitized Bond Central Fund	2,121,182
Fidelity Corporate Bond 1-10 Year Central Fund	5,426,240
Fidelity Corporate Bond 1-5 Year Central Fund	332,367
Fidelity Specialized High Income Central Fund	411,141
Fidelity Ultra-Short Central Fund	3,050,007
Total	$ 12,878,595
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 116,678,845	$ 1,537,659	$ -	$ 114,903,904	4.3%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	154,867,605	2,121,182	-	156,489,680	4.2%
Fidelity Corporate Bond 1-10 Year Central Fund	389,723,224	5,426,240	-	398,670,893	4.9%
Fidelity Corporate Bond 1-5 Year Central Fund	25,963,647	332,367	7,989,467	18,463,298	2.6%
Fidelity Specialized High Income Central Fund	22,875,519	411,141	-	23,384,333	6.5%
Fidelity Ultra-Short Central Fund	218,046,027	-	14,384,144	192,024,153	1.9%
Total	$ 928,154,867	$ 9,828,589	$ 22,373,611	$ 903,936,261
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,887,272,598. Net unrealized depreciation aggregated $23,918,094, of which $17,720,720 related to appreciated investment securities and $41,638,814 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Mortgage
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2007

1.813053.103

AMOR-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 87.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 51.8%
3.587% 9/1/33 (f)	$ 784	$ 778
3.716% 7/1/33 (f)	266	268
3.718% 6/1/33 (f)	2,385	2,384
3.754% 10/1/33 (f)	218	217
3.782% 6/1/33 (f)	2,861	2,855
3.797% 6/1/33 (f)	172	172
3.84% 5/1/34 (f)	1,716	1,703
3.854% 8/1/33 (f)	210	209
3.915% 5/1/33 (f)	69	69
3.96% 8/1/33 (f)	1,084	1,081
3.976% 1/1/35 (f)	4,477	4,494
4.007% 10/1/18 (f)	157	156
4.029% 3/1/34 (f)	4,648	4,622
4.039% 6/1/33 (f)	2,677	2,676
4.064% 7/1/34 (f)	6,650	6,639
4.09% 1/1/35 (f)	3,757	3,783
4.101% 2/1/35 (f)	98	99
4.116% 4/1/34 (f)	3,028	3,014
4.122% 5/1/34 (f)	2,462	2,452
4.156% 8/1/33 (f)	994	993
4.172% 1/1/35 (f)	504	500
4.23% 4/1/33 (f)	46	46
4.25% 2/1/35 (f)	234	232
4.256% 5/1/35 (f)	223	224
4.263% 2/1/34 (f)	214	213
4.291% 12/1/33 (f)	208	207
4.292% 3/1/35 (f)	199	199
4.299% 3/1/33 (f)	115	114
4.3% 4/1/35 (f)	107	108
4.312% 1/1/35 (f)	1,969	1,962
4.339% 1/1/35 (f)	262	261
4.362% 2/1/34 (f)	459	456
4.391% 2/1/35 (f)	380	378
4.412% 5/1/35 (f)	207	208
4.423% 8/1/34 (f)	644	644
4.434% 3/1/35 (f)	360	359
4.45% 1/1/35 (f)	247	246
4.457% 8/1/35 (f)	3,607	3,601
4.483% 5/1/35 (f)	632	632
4.5% 4/1/18 to 9/1/31	14,385	14,194
4.528% 7/1/35 (f)	747	747
4.537% 2/1/35 (f)	178	179
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.558% 2/1/35 (f)	$ 93	$ 94
4.569% 1/1/35 (f)	2,025	2,023
4.579% 4/1/33 (f)	991	998
4.582% 1/1/20 (f)	1,140	1,139
4.636% 1/1/35 (f)	1,231	1,232
4.663% 8/1/35 (f)	1,064	1,065
4.668% 8/1/35 (f)	1,249	1,249
4.682% 9/1/34 (f)	3,123	3,128
4.713% 7/1/34 (f)	618	619
4.72% 2/1/35 (f)	1,478	1,479
4.77% 12/1/34 (f)	214	214
4.774% 12/1/35 (f)	1,125	1,124
4.841% 9/1/34 (f)	2,105	2,110
4.845% 10/1/34 (f)	2,069	2,074
4.854% 7/1/35 (f)	1,373	1,376
4.871% 1/1/35 (f)	783	786
4.89% 4/1/33 (f)	2,204	2,215
4.927% 8/1/34 (f)	2,039	2,046
4.94% 7/1/35 (f)	54	54
4.95% 3/1/35 (f)	1,105	1,110
5% 9/1/16 to 1/1/21	20,375	20,500
5% 12/1/37 (b)	23,000	22,563
5% 12/1/37 (b)(c)	28,000	27,468
5.04% 5/1/35 (f)	1,249	1,257
5.055% 1/1/37 (f)	1,443	1,453
5.112% 7/1/34 (f)	520	522
5.119% 3/1/34 (f)	3,785	3,808
5.122% 8/1/34 (f)	1,380	1,390
5.161% 3/1/36 (f)	3,372	3,403
5.176% 6/1/35 (f)	885	891
5.22% 9/1/35 (f)	210	212
5.225% 11/1/32 (f)	614	619
5.25% 11/1/36 (f)	713	720
5.299% 12/1/36 (f)	716	718
5.307% 7/1/35 (f)	782	793
5.307% 3/1/36 (f)	9,362	9,461
5.34% 1/1/36 (f)	2,551	2,555
5.351% 1/1/32 (f)	215	215
5.368% 6/1/36 (f)	2,050	2,073
5.376% 3/1/37 (f)	4,901	4,957
5.393% 7/1/35 (f)	653	659
5.396% 2/1/37 (f)	677	684
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.484% 2/1/37 (f)	$ 4,288	$ 4,344
5.5% 1/1/09 to 10/1/33	9,422	9,558
5.5% 12/1/37 (b)(c)	34,000	34,083
5.5% 1/1/38 (b)	42,000	42,097
5.5% 1/1/38 (b)	38,500	38,589
5.5% 1/1/38 (b)	3,000	3,007
5.5% 1/1/38 (b)	57,000	57,132
5.565% 6/1/32 (f)	361	364
5.663% 6/1/36 (f)	1,882	1,910
5.681% 10/1/36 (f)	554	564
5.795% 3/1/36 (f)	3,839	3,904
5.798% 11/1/36 (f)	949	962
5.803% 1/1/36 (f)	667	678
5.81% 7/1/36 (f)	956	972
5.833% 5/1/36 (f)	4,522	4,600
5.844% 4/1/36 (f)	465	473
5.85% 3/1/36 (f)	2,017	2,053
5.856% 12/1/35 (f)	2,764	2,779
5.903% 9/1/36 (f)	1,075	1,090
5.914% 3/1/36 (f)	1,893	1,925
5.938% 5/1/36 (f)	1,868	1,904
5.966% 5/1/36 (f)	632	644
5.974% 9/1/36 (f)	1,122	1,143
6% 4/1/08 to 6/1/35	73,877	75,756
6% 12/1/22 (b)(c)	18,000	18,404
6% 12/1/37 (b)	35,000	35,568
6% 12/1/37 (b)(c)	43,000	43,698
6% 12/1/37 (b)	37,000	37,601
6.023% 4/1/36 (f)	6,997	7,138
6.027% 9/1/36 (f)	770	785
6.033% 9/1/36 (f)	1,478	1,506
6.086% 4/1/36 (f)	6,517	6,659
6.102% 3/1/37 (f)	1,041	1,064
6.159% 4/1/36 (f)	1,099	1,122
6.197% 5/1/37 (f)	85	86
6.236% 6/1/36 (f)	170	172
6.244% 8/1/46 (f)	323	329
6.269% 6/1/36 (f)	3,452	3,527
6.339% 5/1/36 (f)	1,489	1,523
6.477% 4/1/37 (f)	1,164	1,187
6.499% 12/1/36 (f)	206	211
6.5% 5/1/12 to 9/1/47 (d)	48,223	49,804
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 12/1/37 (b)(c)	$ 34,000	$ 34,960
6.614% 12/1/36 (f)	464	472
6.858% 9/1/37 (f)	864	884
6.884% 9/1/37 (f)	1,935	1,981
6.918% 9/1/37 (f)	719	737
7% 12/1/15 to 7/1/37	14,727	15,437
7.267% 9/1/37 (f)	984	1,007
7.5% 8/1/22 to 5/1/37	16,584	17,425
8% 12/1/29 to 3/1/37	251	263
8.5% 1/1/16 to 7/1/31	300	334
9% 2/1/13 to 10/1/30	644	718
9.5% 11/1/09 to 8/1/22	112	125
11% 8/1/10	34	36
12.25% 5/1/15	21	24
12.5% 8/1/15 to 3/1/16	26	30
12.75% 2/1/15	4	5
13.5% 9/1/14	4	5
		772,788
Freddie Mac - 34.6%
3.757% 10/1/33 (f)	2,661	2,642
3.915% 6/1/34 (f)	399	395
4.005% 4/1/34 (f)	3,264	3,235
4.08% 6/1/33 (f)	3,137	3,133
4.178% 1/1/35 (f)	3,557	3,535
4.232% 3/1/34 (f)	1,936	1,925
4.3% 12/1/34 (f)	319	316
4.306% 3/1/35 (f)	270	270
4.421% 2/1/34 (f)	270	268
4.422% 6/1/35 (f)	424	424
4.423% 3/1/35 (f)	345	342
4.452% 3/1/35 (f)	347	345
4.5% 9/1/18 (d)	2,968	2,941
4.716% 3/1/34 (f)	3,445	3,436
4.789% 2/1/36 (f)	323	323
4.807% 3/1/35 (f)	602	602
4.897% 5/1/34 (f)	42	42
4.995% 4/1/35 (f)	1,389	1,396
5% 6/1/18 to 12/1/34	21,886	21,556
5% 12/1/37 (b)	17,000	16,689
5% 1/1/38 (b)	25,000	24,538
5.021% 4/1/35 (f)	141	141
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.275% 11/1/35 (f)	$ 1,291	$ 1,288
5.5% 6/1/09 to 11/1/33	22,344	22,591
5.5% 12/1/37 (b)	73,000	73,063
5.5% 1/1/38 (b)	52,000	52,035
5.5% 1/1/38 (b)	41,000	41,038
5.529% 4/1/37 (f)	691	697
5.651% 1/1/37 (f)	2,430	2,453
5.76% 10/1/35 (f)	301	305
5.784% 3/1/37 (f)	2,502	2,531
5.809% 4/1/37 (f)	2,356	2,384
5.833% 5/1/37 (f)	713	721
5.838% 6/1/37 (f)	1,862	1,886
5.911% 11/1/31 (f)	126	126
6% 5/1/16 to 9/1/36 (d)	25,545	26,108
6% 12/1/37 (b)	12,000	12,178
6% 12/1/37 (b)(c)	25,000	25,371
6% 12/12/37 (b)	50,000	50,741
6.015% 6/1/36 (f)	764	777
6.128% 4/1/37 (f)	855	868
6.153% 10/1/36 (f)	162	165
6.191% 7/1/36 (f)	2,643	2,691
6.221% 5/1/36 (f)	618	630
6.262% 9/1/36 (f)	3,284	3,341
6.287% 3/1/36 (f)	3,175	3,225
6.349% 7/1/36 (f)	807	822
6.374% 12/1/36 (f)	1,861	1,893
6.416% 6/1/37 (f)	170	173
6.461% 10/1/36 (f)	4,304	4,383
6.5% 4/1/11 to 8/1/47 (d)	32,951	34,043
6.592% 10/1/36 (f)	6,398	6,534
6.613% 12/1/36 (f)	4,598	4,697
6.619% 6/1/37 (f)	319	326
6.634% 7/1/36 (f)	3,243	3,309
6.723% 6/1/36 (f)	630	644
6.725% 8/1/37 (f)	1,326	1,356
6.735% 10/1/36 (f)	2,084	2,125
6.737% 1/1/37 (f)	2,869	2,928
6.748% 9/1/36 (f)	8,535	8,727
6.849% 10/1/36 (f)	2,870	2,928
7% 6/1/21 to 5/1/37	9,904	10,296
7.226% 2/1/37 (f)	366	377
7.5% 2/1/08 to 4/1/37	13,092	14,023
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.581% 4/1/37 (f)	$ 180	$ 184
7.7% 8/1/36 (f)	15	16
8% 11/1/16 to 1/1/37	321	335
8.5% 7/1/09 to 9/1/20	56	61
9% 3/1/09 to 5/1/21	300	329
10% 1/1/09 to 5/1/19	64	71
10.5% 8/1/10 to 2/1/16	6	7
12.5% 10/1/12 to 12/1/14	52	58
13% 12/1/13 to 6/1/15	96	110
		516,462
Government National Mortgage Association - 1.2%
6.5% 5/15/28 to 7/15/36	9,148	9,673
7% 2/15/24 to 7/15/32	4,150	4,361
7.5% 9/15/16 to 4/15/32	1,404	1,505
8% 3/15/08 to 12/15/25	527	574
8.5% 8/15/16 to 10/15/28	845	940
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	69	80
13.5% 7/15/11	4	4
		17,139
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,291,073)		1,306,389
Asset-Backed Securities - 6.9%

ACE Securities Corp. Home Equity Loan Trust:
Series 2005-HE6 Class A2B, 4.9888% 10/25/35 (f)	543	540
Series 2006-HE3 Class A2A, 4.8388% 6/25/36 (f)	449	438
Series 2007-HE1 Class A2C, 4.9588% 1/25/37 (f)	5,000	4,105
Ameriquest Mortgage Securities, Inc.:
Series 2005-R10 Class A2B, 5.0088% 12/25/35 (f)	743	715
Series 2006-M3 Class A2A, 4.8388% 10/25/36 (f)	861	836
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 6.4388% 9/25/35 (f)	1,965	846
Series 2005-FR1 Class M1, 5.2888% 6/25/35 (f)	600	525
Series 2007-AQ1 Class A1, 4.8988% 11/25/36 (f)	1,176	1,143
Series 2007-HE3 Class 1A1, 4.9088% 4/25/37 (f)	947	891
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	968
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 4.9225% 8/26/36 (f)	249	245
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust: - continued
Series 2006-NC2:
Class A2A, 4.9125% 9/25/36 (f)	$ 316	$ 310
Class A2B, 5.0325% 9/25/36 (f)	685	510
Series 2006-WF2 Class A2B, 5.735% 5/25/36	1,240	1,234
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 4.9088% 1/25/37 (f)	120	116
Series 2007-11 Class 2A1, 4.8488% 6/25/47 (f)	1,050	1,028
Series 2007-4 Class A1A, 4.9088% 9/25/37 (f)	6,145	5,838
Series 2007-BC2 Class 2A1, 4.8788% 6/25/37 (f)	1,156	1,105
Countrywide Home Loans, Inc. Series 2005-14 Class M4, 5.5188% 4/25/36 (f)	3,950	2,992
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 4.8488% 10/25/36 (f)	631	612
First Franklin Mortgage Loan Trust:
Series 2005-FF12 Class A2A, 4.8788% 11/25/36 (f)	99	98
Series 2006-FF5 Class 2A2, 4.8988% 4/25/36 (f)	640	622
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	710
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	342
Fremont Home Loan Trust:
Series 2005-E Class 2A2, 4.9588% 1/25/36 (f)	296	295
Series 2006-3 Class 2A1, 4.8588% 2/25/37 (f)	73	72
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(f)	259	155
Series 2004-AR2 Class B1, 6.6888% 8/25/34 (f)	796	486
Series 2006-FM3 Class ABS, 4.9888% 11/25/36 (f)	3,000	2,220
Series 2006-HE5 Class A2C, 4.9388% 8/25/36 (f)	1,000	853
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 4.8588% 3/25/36 (f)	245	245
Helios Finance L.P. Series 2007-S1 Class B1, 5.6975% 10/20/14 (a)(f)	2,325	2,220
Holmes Master Issuer PLC Series 2006-1A Class 2C, 5.6325% 7/15/40 (a)(f)	490	478
Home Equity Asset Trust Series 2006-8 Class 2A1, 4.8388% 3/25/37 (f)	93	90
Home Equity Loan Trust Series 2007-FRE1 Class M1, 5.2888% 4/25/37 (f)	4,435	2,377
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	282	281
Class A1B, 4.8888% 7/25/36 (f)	836	806
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,184
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 5.3388% 6/25/35 (f)	$ 1,125	$ 934
Series 2006-1 Class 2A2, 4.9288% 2/25/36 (f)	675	659
Series 2006-2 Class 2A2, 4.9188% 3/25/36 (f)	2,585	2,539
Series 2006-4 Class 2A2, 4.8888% 5/25/36 (f)	545	533
Series 2006-8 Class 2A1, 4.8288% 9/25/36 (f)	738	711
Series 2006-9 Class M10, 7.2888% 11/25/36 (f)	2,721	408
Luminent Mortgage Trust Series 2006-3 Class 12A1, 4.9988% 5/25/36 (f)	2,458	2,383
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 4.9988% 5/25/47 (f)	1,000	972
MASTR Asset Backed Securities Trust:
Series 2006-HE1 Class A2, 4.9288% 1/25/36 (f)	2,055	2,005
Series 2006-WMC3 Class A2, 4.8388% 8/25/36 (f)	585	563
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 4.9588% 2/25/37 (f)	4,472	4,324
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 4.8588% 7/25/37 (f)	1,152	1,120
Morgan Stanley ABS Capital I Trust:
Series 2006-HE3 Class A2C, 4.9488% 4/25/36 (f)	5,000	4,267
Series 2006-HE6 Class A2A, 4.8288% 9/25/36 (f)	2,323	2,268
Series 2006-NC1 Class A2, 4.9288% 12/25/35 (f)	595	587
Series 2007-HE2 Class A2A, 4.8288% 1/25/37 (f)	144	137
Series 2007-HE4 Class A2A, 4.8988% 2/25/37 (f)	135	130
Series 2007-NC3 Class A2A, 4.8488% 5/25/37 (f)	70	68
Morgan Stanley ABS Capital I, Inc. Series 2006-HE4 Class A1, 4.8288% 6/25/36 (f)	190	184
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 4.8888% 4/25/37 (f)	1,472	1,428
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 4.8388% 11/25/36 (f)	284	277
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	4,205	1,022
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	6,370	1,766
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	4,540	1,249
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (f)	584	579
Newcastle CDO VIII Series 2006-8A Class 4, 5.3888% 11/1/52 (a)(f)	5,000	4,055
Nomura Home Equity Loan Trust:
Series 2006-HE1 Class A1, 4.8688% 2/25/36 (f)	10	10
Series 2007-2 Class 2A3, 4.9788% 2/25/37 (f)	5,000	3,466
Nomura Home Equity Loan, Inc. Series 2006-AF1 Class A1, 6.032% 10/25/36	323	323
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
NovaStar Home Equity Loan Series 2006-6 Class A2A, 4.8588% 1/25/37 (f)	$ 419	$ 403
NovaStar Home Equity Loan Trust Series 2006-2 Class A2A, 4.8388% 6/25/36 (f)	70	68
NovaStar Mortgage Funding Trust Series 2006-5 Class A2A, 4.8588% 11/25/36 (f)	347	337
Ocala Funding LLC Series 2006-1A Class A, 6.14% 3/20/11 (a)(f)	2,100	1,785
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 4.8788% 5/25/37 (f)	469	457
Series 2007-6 Class 2A1, 4.8488% 7/25/37 (f)	430	418
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 4.8688% 1/25/37 (f)	380	370
Series 2006-6 Class A2A, 4.8488% 9/25/37 (f)	2,283	2,227
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 4.8588% 9/25/36 (f)	1,675	1,626
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	985	985
Class C, 5.77% 5/25/10 (a)	915	914
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	135	134
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	521	513
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 6.5088% 1/25/36 (f)	500	171
Series 2006-FR4 Class A2A, 4.8688% 8/25/36 (f)	740	715
Series 2006-WM4 Class A2A, 4.8688% 11/25/36 (f)	425	411
Series 2007-NC1 Class A2A, 4.8388% 12/25/36 (f)	494	479
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	703	700
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 5.2188% 5/25/35 (f)	1,995	1,809
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 4.8788% 6/25/37 (f)	1,509	1,472
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	115
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	91
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	116
WaMu Asset-Backed Certificates Series 2006-HE5:
Class B1, 7.2888% 10/25/36 (a)(f)	1,005	191
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset-Backed Certificates Series 2006-HE5: - continued
Class M9, 7.2888% 10/25/36 (f)	$ 1,515	$ 227
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 4.8788% 4/25/37 (f)	1,444	1,381
TOTAL ASSET-BACKED SECURITIES (Cost $121,212)		103,613
Collateralized Mortgage Obligations - 23.8%

Private Sponsor - 14.4%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (d)(f)	6,360	6,349
Arkle Master Issuer PLC:
floater:
Series 2006-1A Class 3C, 5.295% 2/17/52 (a)(f)	910	890
Series 2006-2A:
Class 1C, 5.145% 2/17/52 (a)(f)	705	702
Class 2C, 5.285% 2/17/52 (a)(f)	2,250	2,163
Series 2007-1A Class 1C, 5.165% 2/17/52 (a)(f)	2,860	2,817
Series 2007-1A Class 1A1, 4.7063% 2/17/20 (a)(d)(f)	3,930	3,921
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1489% 10/25/33 (d)(f)	15,000	14,793
Series 2003-J Class 2A2, 4.3951% 11/25/33 (f)	924	922
Series 2004-1 Class 2A2, 4.6817% 10/25/34 (f)	2,109	2,085
Series 2004-A:
Class 2A1, 3.5495% 2/25/34 (f)	546	535
Class 2A2, 4.1005% 2/25/34 (d)(f)	2,357	2,319
Series 2004-D Class 2A1, 3.6156% 5/25/34 (f)	268	262
Series 2004-J Class 2A1, 4.7631% 11/25/34 (f)	1,046	1,035
Series 2005-D Class 2A7, 4.7793% 5/25/35 (f)	970	955
Series 2005-H:
Class 1A1, 4.9132% 9/25/35 (f)	286	287
Class 2A2, 4.8029% 9/25/35 (f)	1,157	1,147
Series 2005-J Class 2A5, 5.0874% 11/25/35 (f)	3,435	3,398
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 11A1, 4.8356% 1/25/35 (f)	1,477	1,488
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3557% 2/25/37 (f)	171	174
Class 5A1, 4.1692% 2/25/37 (f)	1,439	1,415
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust: - continued
Series 2007-A2:
Class 2A1, 4.242% 7/25/37 (f)	$ 821	$ 816
Class 3A1, 4.5612% 7/25/37 (f)	5,981	5,884
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.2492% 8/25/34 (f)	3,514	3,513
Class A4, 4.4067% 8/25/34 (f)	2,563	2,526
Series 2006-AR7 Class 1A1, 7.0128% 11/25/36 (f)	204	207
Countrywide Home Loans pass-thru certificates Series 2007-HY3 Class 1A1, 5.7315% 6/25/47 (f)	3,270	3,272
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	827	826
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.1888% 3/25/35 (f)	149	144
Credit Suisse First Boston Mortgage Acceptance Corp. sequential payer Series 2003-1 Class 3A8, 6% 1/25/33	514	513
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.5838% 1/28/32 (a)(f)	282	249
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1143% 10/25/34 (f)	2,850	2,831
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 5.6788% 10/18/54 (a)(f)	770	713
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.4188% 11/20/56 (a)(f)	1,910	1,543
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.7188% 10/11/41 (a)(f)	2,520	2,279
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.4488% 12/20/54 (f)	1,705	1,484
Series 2005-4 Class C2, 5.4988% 12/20/54 (f)	1,300	1,115
Series 2006-1A Class C2, 5.5488% 12/20/54 (a)(f)	2,860	2,286
Series 2006-2 Class C1, 5.65% 12/20/54 (f)	155	118
Series 2007-1:
Class 1C1, 5.8875% 12/20/54 (f)	940	811
Class 2C1, 6.0175% 12/20/54 (f)	500	402
Series 2007-2 Class 2C1, 5.6444% 12/17/54 (f)	1,355	1,092
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7624% 7/25/35 (f)	920	912
Series 2006-AR2 Class 4A1, 5.8411% 4/25/36 (f)	3,551	3,531
Series 2007-AR2 Class 2A1, 4.8363% 4/25/35 (f)	1,082	1,070
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Holmes Financing No. 6 PLC floater Series 2006 Class 4C, 6.7925% 7/15/40 (f)	$ 765	$ 764
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 5.3825% 7/15/40 (f)	5,000	4,952
Holmes Master Issuer PLC:
floater:
Series 2007-1 Class 1C1, 5.5225% 7/15/40 (a)(f)	2,325	2,313
Series 2007-2A Class 2C1, 5.6525% 7/15/40 (f)	1,160	1,101
Series 2007-1 Class 2C1, 5.6625% 7/15/40 (f)	640	613
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A1, 5.32% 6/12/47 (f)	944	953
JPMorgan Mortgage Acquisition Trust sequential payer Series 2006-A5 Class 3A5, 5.9484% 8/25/36 (f)	2,330	2,359
JPMorgan Mortgage Trust:
sequential payer:
Series 2006-A3 Class 3A3, 5.7409% 5/25/36 (f)	4,525	4,509
Series 2006-A4 Class 1A3, 5.8207% 6/25/36 (f)	1,680	1,674
Series 2006-A2 Class 5A1, 3.7561% 11/25/33 (d)(f)	13,447	13,381
Series 2006-A3 Class 6A1, 3.7674% 8/25/34 (f)	1,521	1,489
Series 2006-A4 Class 1A1, 5.8207% 6/25/36 (f)	287	288
Series 2007-A1:
Class 3A2, 5.0072% 7/25/35 (f)	4,505	4,471
Class 7A3, 5.3009% 7/25/35 (f)	6,920	6,841
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	3,449	3,485
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.1519% 6/15/22 (a)(d)(f)	17,993	18,046
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2317% 8/25/34 (f)	3,610	3,551
Series 2006-A6 Class A4, 4.1705% 10/25/33 (f)	4,174	4,166
Permanent Financing No. 4 PLC Class 3C, 6.5238% 6/10/42 (f)	1,405	1,372
Permanent Financing No. 8 PLC floater:
Class 2C, 6.1238% 6/10/42 (f)	1,580	1,563
Class 3C, 6.2438% 6/10/42 (f)	610	579
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	841	857
Series 2004-SL2 Class A1, 6.5% 10/25/16	157	161
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2913% 7/25/34 (f)	2,216	2,176
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	$ 675	$ 642
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 4.8388% 5/25/36 (f)	113	110
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 7.2888% 12/25/36 (a)(f)	795	98
Series 2003-15A Class 4A, 5.4343% 4/25/33 (f)	1,827	1,800
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,256	1,252
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	509	509
Series 2004-AR7 Class A6, 3.939% 7/25/34 (f)	395	391
Series 2005-AR16 Class 1A3, 5.1014% 12/25/35 (f)	2,065	2,035
Series 2006-AR10 Class 1A4, 5.9431% 9/25/36 (f)	5,370	5,416
WaMu Mortgage Securities Corp. pass-thru certificates:
Series 2004-RA3 Class 2A, 6.3839% 8/25/38 (f)	13,534	13,817
Series 2005-AR3 Class A2, 4.6361% 3/25/35 (f)	3,990	3,937
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7597% 9/25/36 (f)	1,720	1,725
Series 2004-W:
Class A1, 4.5621% 11/25/34 (f)	1,923	1,898
Class A9, 4.5627% 11/25/34 (f)	3,490	3,429
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (f)	1,125	1,105
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (f)	443	439
Series 2006-AR8:
Class 2A6, 5.2406% 4/25/36 (f)	4,865	4,850
Class 3A1, 5.2371% 4/25/36 (f)	4,181	4,163
TOTAL PRIVATE SPONSOR		215,074
U.S. Government Agency - 9.4%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,199	3,240
Class PZ, 6% 2/25/24	2,494	2,539
Series 1999-15 Class PC, 6% 9/25/18	1,511	1,523
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,140
Series 1993-165 Class SH, 6.1874% 9/25/23 (f)	192	200
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-17 Class PG, 6% 4/25/29	$ 6,631	$ 6,786
Series 2003-22 6% 4/25/33 (h)	4,888	1,041
Series 2003-26 Class KI, 5% 12/25/15 (h)	2,618	177
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(h)	2,289	327
Series 2006-48 Class LF, 0% 8/25/34 (f)	325	320
Fannie Mae STRIP:
Series 339 Class 29, 5.5% 7/1/18 (h)	2,374	374
Series 348 Class 14, 6.5% 8/1/34 (h)	1,039	215
Series 351:
Class 12, 5.5% 4/1/34 (h)	764	178
Class 13, 6% 3/1/34 (h)	997	223
Series 359, Class 19 6% 7/1/35 (h)	985	228
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	4,596	4,701
Series 2001-52 Class YZ, 6.5% 10/25/31	239	248
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,142
Series 2001-72 Class NZ, 6% 12/25/31	1,110	1,115
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	4,070
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,731
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,064
Series 2006-54 Class PC, 6% 1/25/36	6,880	7,032
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	5,644	5,722
Series 2001-31 Class ZC, 6.5% 7/25/31	1,827	1,887
Series 2002-34 Class Z, 6% 4/25/32	7,284	7,386
Series 2003-80 Class CG, 6% 4/25/30	763	779
Series 2005-41 Class LA, 5.5% 5/25/35	3,320	3,351
Series 1999-33 Class PK, 6% 7/25/29	3,140	3,202
Series 2001-63 Class PG, 6% 12/25/31	2,356	2,401
Series 2001-74 Class QE, 6% 12/25/31	2,234	2,277
Series 2003-21 Class SK, 3.3169% 3/25/33 (f)(h)	992	106
Series 2003-3 Class HS, 2.8669% 9/25/16 (f)(h)	77	4
Series 2003-35:
Class BS, 2.2169% 4/25/17 (f)(h)	782	38
Class TQ, 2.7169% 5/25/18 (f)(h)	936	86
Series 2003-42:
Class HS, 2.3169% 12/25/17 (f)(h)	8,732	590
Class SJ, 2.2669% 11/25/22 (f)(h)	1,145	78
Series 2003-48 Class HI, 5% 11/25/17 (h)	3,204	375
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2004-54 Class SW, 1.2169% 6/25/33 (f)(h)	$ 4,426	$ 195
Series 2005-14 Class SE, 1.2669% 3/25/35 (f)(h)	5,105	248
Series 2006-4 Class IT, 6% 10/25/35 (h)	533	87
Series 2007-36:
Class GO, 4/25/37 (i)	600	485
Class PO, 4/25/37 (i)	1,073	866
Class SB, 1.8169% 4/25/37 (f)(h)	14,038	978
Class SG, 1.8169% 4/25/37 (f)(h)	7,781	534
Series 2007-57 Class SA, 11.9212% 6/25/37 (f)	6,321	7,384
Series 2007-66:
Class SA, 10.9012% 7/25/37 (f)	3,689	4,398
Class SB, 10.9012% 7/25/37 (f)	1,159	1,431
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	249	263
Class GY, 0% 5/15/37 (f)	273	287
planned amortization class:
Series 2095 Class PE, 6% 11/15/28 (d)	5,810	5,940
Series 2104 Class PG, 6% 12/15/28	1,757	1,799
Series 2162 Class PH, 6% 6/15/29	407	417
Series 70 Class C, 9% 9/15/20	128	136
sequential payer Series 2114 Class ZM, 6% 1/15/29	845	866
Series 3030 Class SL, 1.4481% 9/15/35 (f)(h)	11,513	543
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,355	1,391
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (f)	526	435
Series 3129 Class MF, 0% 7/15/34 (f)	384	377
Series 3222 Class HF, 0% 9/15/36 (f)	608	599
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,312	2,369
Series 2137 Class PG, 6% 3/15/29	2,282	2,338
Series 2154 Class PT, 6% 5/15/29	3,370	3,452
Series 2435 Class VG, 6% 2/15/13	830	848
Series 2585 Class KS, 2.9481% 3/15/23 (f)(h)	568	53
Series 2590 Class YR, 5.5% 9/15/32 (h)	135	39
Series 2802 Class OB, 6% 5/15/34	3,375	3,463
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 2,540	$ 2,594
Series 3077 Class TO, 4/15/35 (i)	4,604	3,534
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,652	2,717
Series 2274 Class ZM, 6.5% 1/15/31	889	924
Series 2281 Class ZB, 6% 3/15/30	1,117	1,136
Series 2388 Class ZA, 6% 12/15/31	5,792	5,861
Series 2417 Class KZ, 6% 2/15/32	1,072	1,094
Series 2502 Class ZC, 6% 9/15/32	1,574	1,592
Series 2564 Class ES, 2.9481% 2/15/22 (f)(h)	1,034	61
Series 2575 Class ID, 5.5% 8/15/22 (h)	160	22
Series 2750 Class ZT, 5% 2/15/34	2,617	2,400
Series 2817 Class SD, 2.3981% 7/15/30 (f)(h)	1,690	100
Series 3097 Class IA, 5.5% 3/15/33 (h)	4,289	783
Series 1658 Class GZ, 7% 1/15/24 (d)	2,653	2,774
Series 2587 Class IM, 6.5% 3/15/33 (h)	1,653	324
Series 2844:
Class SC, 16.5628% 8/15/24 (f)	122	162
Class SD, 25.9756% 8/15/24 (f)	178	315
Series 2957 Class SW, 1.3481% 4/15/35 (f)(h)	6,886	281
Series 3002 Class SN, 1.8481% 7/15/35 (f)(h)	6,898	453
Ginnie Mae guaranteed REMIC pass-thru securities:
Series 2003-11 Class S, 1.8919% 2/16/33 (f)(h)	5,521	338
Series 2004-32 Class GS, 1.8419% 5/16/34 (f)(h)	1,629	98
TOTAL U.S. GOVERNMENT AGENCY		140,680
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $354,389)		355,754
Commercial Mortgage Securities - 5.1%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1753% 2/14/43 (f)	8,300	9,318
Class PS1, 1.4637% 2/14/43 (f)(h)	20,026	896
Banc of America Commercial Mortgage Trust sequential payer Series 2007-2 Class A1, 5.421% 1/10/12	1,360	1,378
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	705
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc. Series 2003-2: - continued
Class HSB, 4.954% 3/11/41 (a)	$ 895	$ 851
Class HSC, 4.954% 3/11/41 (a)	895	849
Class HSD, 4.954% 3/11/41 (a)	895	835
Class HSE, 4.954% 3/11/41 (a)	2,290	2,180
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 5.5888% 10/25/36 (a)(f)	295	228
Class B2, 6.1388% 10/25/36 (a)(f)	192	147
Class B3, 7.3888% 10/25/36 (a)(f)	344	274
Class M4, 5.2188% 10/25/36 (a)(f)	295	255
Class M5, 5.2688% 10/25/36 (a)(f)	375	321
Class M6, 5.3488% 10/25/36 (a)(f)	727	612
Series 2006-4A:
Class B1, 5.4888% 12/25/36 (a)(f)	117	97
Class B2, 6.0388% 12/25/36 (a)(f)	112	99
Class B3, 7.2388% 12/25/36 (a)(f)	206	179
Series 2007-1:
Class B1, 5.4588% 3/25/37 (a)(f)	169	132
Class B2, 5.9388% 3/25/37 (a)(f)	124	95
Class B3, 8.1388% 3/25/37 (a)(f)	352	293
Class M1, 5.0588% 3/25/37 (a)(f)	142	132
Class M2, 5.0788% 3/25/37 (a)(f)	110	100
Class M3, 5.1088% 3/27/37 (a)(f)	96	87
Class M4, 5.1588% 3/25/37 (a)(f)	73	64
Class M5, 5.2088% 3/25/37 (a)(f)	119	102
Class M6, 5.2888% 3/25/37 (a)(f)	169	143
Series 2007-2A:
Class B1, 6.3888% 7/25/37 (a)(f)	126	104
Class B2, 7.0388% 7/25/37 (a)(f)	107	87
Class B3, 8.1388% 7/25/37 (a)(f)	122	102
Class M4, 5.4388% 7/25/37 (a)(f)	156	138
Class M5, 5.5388% 7/25/37 (a)(f)	141	124
Class M6, 5.7888% 7/25/37 (a)(f)	175	153
Series 2007-3:
Class B1, 5.7388% 7/25/37 (a)(f)	121	118
Class B2, 6.3888% 7/25/37 (a)(f)	317	309
Class B3, 8.7888% 7/25/37 (a)(f)	163	158
Class M1, 5.0988% 7/25/37 (a)(f)	107	106
Class M2, 5.1288% 7/25/37 (a)(f)	112	111
Class M3, 5.1588% 7/25/37 (a)(f)	182	180
Class M4, 5.2888% 7/25/37 (a)(f)	289	285
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M5, 5.3888% 7/25/37 (a)(f)	$ 145	$ 142
Class M6, 5.5888% 7/25/37 (a)(f)	112	110
Series 2007-4A:
Class B1, 7.3388% 9/25/37 (a)(f)	148	124
Class B2, 8.2388% 9/25/37 (a)(f)	547	467
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-T26 Class A1, 5.145% 1/12/45 (f)	2,604	2,622
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,240	1,245
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.9504% 5/15/35 (a)(f)(h)	30,084	1,433
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,166
Class F, 7.734% 1/15/32	600	630
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (f)	2,920	2,975
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (f)	1,110	1,113
COMM Series 2006-C8 Class A1, 5.11% 12/10/46	2,020	2,029
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A1, 5.664% 6/15/39 (f)	794	806
Series 2007-C2 Class A1, 5.269% 1/15/49	715	720
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 6.1519% 7/15/19 (a)(f)	1,380	1,269
Class SHDC, 5.6519% 7/15/19 (a)(f)	658	625
Series 2006-TFL2 Class SHDD, 6.0019% 7/15/19 (a)(f)	371	345
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	886	891
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A1, 5.233% 3/10/39	1,100	1,109
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 4.9975% 3/1/20 (a)(f)	780	757
Class D, 5.0475% 3/1/20 (a)(f)	235	226
Class E, 5.1175% 3/1/20 (a)(f)	390	376
Class F, 5.1575% 3/1/20 (a)(f)	195	187
Class G, 5.1975% 3/1/20 (a)(f)	95	91
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater Series 2007-EOP:
Class H, 5.3275% 3/1/20 (a)(f)	$ 160	$ 154
Class J, 5.5275% 3/1/20 (a)(f)	230	221
Series 1998-GLII Class E, 6.9708% 4/13/31 (f)	390	392
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	1,150	1,172
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	821
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB13 Class E, 5.3641% 1/12/43 (a)(f)	2,770	2,455
Series 2007-LDP10 Class A1, 5.122% 5/15/49	816	820
LB Commercial Mortgage Trust Series 2007-C3:
Class F, 5.9345% 7/15/44 (f)	1,000	957
Class G, 5.9345% 7/15/44 (a)(f)	1,765	1,583
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	981	991
Series 2006-C6 Class A1, 5.23% 9/15/39	1,062	1,071
Series 2006-C7 Class A1, 5.279% 11/15/38	479	484
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	734	742
Series 2007-C2 Class A1, 5.226% 2/15/40	602	607
Series 2004-C2 Class XCP, 1.1161% 3/1/36 (a)(f)(h)	99,258	2,316
Series 2007-C1 Class XCP, 0.4595% 2/15/40 (f)(h)	15,300	393
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-6 Class A1, 5.175% 3/12/51	735	739
Merrill Lynch/Countrywide Commercial Mortgage Trust sequential payer Series 2007-5 Class A1, 4.275% 12/12/11	650	642
Morgan Stanley Capital I Trust sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (f)	1,213	1,221
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,143	1,146
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,371	2,397
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,254
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A1, 5.031% 12/15/43	1,115	1,117
WaMu Mortgage pass-thru certificates Series 2006-AR8 Class 2A2, 6.1327% 8/25/36 (f)	4,850	4,914
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,893)		75,414
Fixed-Income Funds - 15.1%
	Shares	Value (000s)
Fidelity Ultra-Short Central Fund (g) (Cost $250,229)	2,515,158	$ 224,855
Cash Equivalents - 11.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) # (Cost $172,143)	$ 172,210	172,143
TOTAL INVESTMENT PORTFOLIO - 150.0% (Cost $2,265,939)		2,238,168
NET OTHER ASSETS - (50.0)%		(745,949)
NET ASSETS - 100%		$ 1,492,219
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
25 Eurodollar 90 Day Index Contracts	Dec. 2007	$ 24,697	$ (4)
25 Eurodollar 90 Day Index Contracts	March 2008	24,739	(21)
25 Eurodollar 90 Day Index Contracts	June 2008	24,767	(41)
25 Eurodollar 90 Day Index Contracts	Sept. 2008	24,781	(54)
TOTAL EURODOLLAR CONTRACTS			$ (120)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)

	August 2037	$ 2,400	$ 1,248
Receive from JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.405% 7/25/36, and pay monthly notional amount multiplied by 2.45%	August 2036	1,500	1,261
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	1,400	(363)
Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-1 Index, par value of the proportional notional amount (e)	August 2045	5,000	(1,901)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	2,000	(1,100)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	2,000	(1,100)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	2,300	(1,265)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Merrill Lynch, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)

	August 2037	$ 3,000	$ (1,650)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	2,400	(1,320)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	900	(495)
Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-1 Index, par value of the proportional notional amount (e)	August 2045	11,000	(4,181)
Receive monthly notional amount multiplied by 1.35% and pay Deutsche Bank upon credit event of Asset Backed Sec. Corp. Home Equity Loan Trust, par value of the notional amount of Asset Backed Sec. Corp. Home Equity Loan Trust Series	August 2036	5,000	(4,473)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400	(2,070)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	1,000	(731)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36

	Sept. 2036	$ 1,400	$ (1,160)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,200	(346)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,498	(1,288)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,400	(1,156)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	1,400	(1,184)
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon credit event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37	Sept. 2037	7,500	(6,395)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon credit event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	7,500	(6,085)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36

	August 2036	$ 7,500	$ (6,304)
Receive monthly notional amount multiplied by 3.75% and pay Deutsche Bank upon credit event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2005-3 Class M9, 7.32% 2/25/36	March 2036	2,000	(1,226)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	7,500	(6,145)
TOTAL CREDIT DEFAULT SWAPS		81,198	(49,429)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.235% with Morgan Stanley, Inc.	March 2037	8,000	(344)
Receive semi-annually a fixed rate equal to 5.20% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2012	30,000	1,755
Receive semi-annually a fixed rate equal to 5.248% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2017	15,000	758
Receive semi-annually a fixed rate equal to 5.38% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	24,000	1,809
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.55% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2013	$ 20,000	$ 1,595
Receive semi-annually fixed rate equal to 4.502% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Nov. 2013	30,000	337
TOTAL INTEREST RATE SWAPS		127,000	5,910
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	15,000	(576)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	15,000	9
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	15,000	76
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	15,000	(576)
TOTAL TOTAL RETURN SWAPS		60,000	(1,067)
		$ 268,198	$ (44,586)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,714,000 or 5.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $40,592,000.
(e) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$172,143,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 6,639
BNP Paribas Securities Corp.	10,954
Banc of America Securities LLC	3,982
Bank of America, NA	66,387
Barclays Capital, Inc.	29,715
Citigroup Global Markets, Inc.	4,426
ING Financial Markets LLC	22,129
Societe Generale, New York Branch	1,356
UBS Securities LLC	22,129
WestLB AG	4,426
$ 172,143
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Ultra-Short Central Fund	$ 4,802
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 323,937	$ 39,992	$ 119,461	$ 224,855	2.2%
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,266,427,000. Net unrealized depreciation aggregated $28,259,000, of which $22,179,000 related to appreciated investment securities and $50,438,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a significant portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Mortgage Securities Fund

(A Class of Fidelity Advisor
Mortgage Securities Fund)

November 30, 2007

1.813258.103

MOR-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 87.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 51.8%
3.587% 9/1/33 (f)	$ 784	$ 778
3.716% 7/1/33 (f)	266	268
3.718% 6/1/33 (f)	2,385	2,384
3.754% 10/1/33 (f)	218	217
3.782% 6/1/33 (f)	2,861	2,855
3.797% 6/1/33 (f)	172	172
3.84% 5/1/34 (f)	1,716	1,703
3.854% 8/1/33 (f)	210	209
3.915% 5/1/33 (f)	69	69
3.96% 8/1/33 (f)	1,084	1,081
3.976% 1/1/35 (f)	4,477	4,494
4.007% 10/1/18 (f)	157	156
4.029% 3/1/34 (f)	4,648	4,622
4.039% 6/1/33 (f)	2,677	2,676
4.064% 7/1/34 (f)	6,650	6,639
4.09% 1/1/35 (f)	3,757	3,783
4.101% 2/1/35 (f)	98	99
4.116% 4/1/34 (f)	3,028	3,014
4.122% 5/1/34 (f)	2,462	2,452
4.156% 8/1/33 (f)	994	993
4.172% 1/1/35 (f)	504	500
4.23% 4/1/33 (f)	46	46
4.25% 2/1/35 (f)	234	232
4.256% 5/1/35 (f)	223	224
4.263% 2/1/34 (f)	214	213
4.291% 12/1/33 (f)	208	207
4.292% 3/1/35 (f)	199	199
4.299% 3/1/33 (f)	115	114
4.3% 4/1/35 (f)	107	108
4.312% 1/1/35 (f)	1,969	1,962
4.339% 1/1/35 (f)	262	261
4.362% 2/1/34 (f)	459	456
4.391% 2/1/35 (f)	380	378
4.412% 5/1/35 (f)	207	208
4.423% 8/1/34 (f)	644	644
4.434% 3/1/35 (f)	360	359
4.45% 1/1/35 (f)	247	246
4.457% 8/1/35 (f)	3,607	3,601
4.483% 5/1/35 (f)	632	632
4.5% 4/1/18 to 9/1/31	14,385	14,194
4.528% 7/1/35 (f)	747	747
4.537% 2/1/35 (f)	178	179
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.558% 2/1/35 (f)	$ 93	$ 94
4.569% 1/1/35 (f)	2,025	2,023
4.579% 4/1/33 (f)	991	998
4.582% 1/1/20 (f)	1,140	1,139
4.636% 1/1/35 (f)	1,231	1,232
4.663% 8/1/35 (f)	1,064	1,065
4.668% 8/1/35 (f)	1,249	1,249
4.682% 9/1/34 (f)	3,123	3,128
4.713% 7/1/34 (f)	618	619
4.72% 2/1/35 (f)	1,478	1,479
4.77% 12/1/34 (f)	214	214
4.774% 12/1/35 (f)	1,125	1,124
4.841% 9/1/34 (f)	2,105	2,110
4.845% 10/1/34 (f)	2,069	2,074
4.854% 7/1/35 (f)	1,373	1,376
4.871% 1/1/35 (f)	783	786
4.89% 4/1/33 (f)	2,204	2,215
4.927% 8/1/34 (f)	2,039	2,046
4.94% 7/1/35 (f)	54	54
4.95% 3/1/35 (f)	1,105	1,110
5% 9/1/16 to 1/1/21	20,375	20,500
5% 12/1/37 (b)	23,000	22,563
5% 12/1/37 (b)(c)	28,000	27,468
5.04% 5/1/35 (f)	1,249	1,257
5.055% 1/1/37 (f)	1,443	1,453
5.112% 7/1/34 (f)	520	522
5.119% 3/1/34 (f)	3,785	3,808
5.122% 8/1/34 (f)	1,380	1,390
5.161% 3/1/36 (f)	3,372	3,403
5.176% 6/1/35 (f)	885	891
5.22% 9/1/35 (f)	210	212
5.225% 11/1/32 (f)	614	619
5.25% 11/1/36 (f)	713	720
5.299% 12/1/36 (f)	716	718
5.307% 7/1/35 (f)	782	793
5.307% 3/1/36 (f)	9,362	9,461
5.34% 1/1/36 (f)	2,551	2,555
5.351% 1/1/32 (f)	215	215
5.368% 6/1/36 (f)	2,050	2,073
5.376% 3/1/37 (f)	4,901	4,957
5.393% 7/1/35 (f)	653	659
5.396% 2/1/37 (f)	677	684
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.484% 2/1/37 (f)	$ 4,288	$ 4,344
5.5% 1/1/09 to 10/1/33	9,422	9,558
5.5% 12/1/37 (b)(c)	34,000	34,083
5.5% 1/1/38 (b)	42,000	42,097
5.5% 1/1/38 (b)	38,500	38,589
5.5% 1/1/38 (b)	3,000	3,007
5.5% 1/1/38 (b)	57,000	57,132
5.565% 6/1/32 (f)	361	364
5.663% 6/1/36 (f)	1,882	1,910
5.681% 10/1/36 (f)	554	564
5.795% 3/1/36 (f)	3,839	3,904
5.798% 11/1/36 (f)	949	962
5.803% 1/1/36 (f)	667	678
5.81% 7/1/36 (f)	956	972
5.833% 5/1/36 (f)	4,522	4,600
5.844% 4/1/36 (f)	465	473
5.85% 3/1/36 (f)	2,017	2,053
5.856% 12/1/35 (f)	2,764	2,779
5.903% 9/1/36 (f)	1,075	1,090
5.914% 3/1/36 (f)	1,893	1,925
5.938% 5/1/36 (f)	1,868	1,904
5.966% 5/1/36 (f)	632	644
5.974% 9/1/36 (f)	1,122	1,143
6% 4/1/08 to 6/1/35	73,877	75,756
6% 12/1/22 (b)(c)	18,000	18,404
6% 12/1/37 (b)	35,000	35,568
6% 12/1/37 (b)(c)	43,000	43,698
6% 12/1/37 (b)	37,000	37,601
6.023% 4/1/36 (f)	6,997	7,138
6.027% 9/1/36 (f)	770	785
6.033% 9/1/36 (f)	1,478	1,506
6.086% 4/1/36 (f)	6,517	6,659
6.102% 3/1/37 (f)	1,041	1,064
6.159% 4/1/36 (f)	1,099	1,122
6.197% 5/1/37 (f)	85	86
6.236% 6/1/36 (f)	170	172
6.244% 8/1/46 (f)	323	329
6.269% 6/1/36 (f)	3,452	3,527
6.339% 5/1/36 (f)	1,489	1,523
6.477% 4/1/37 (f)	1,164	1,187
6.499% 12/1/36 (f)	206	211
6.5% 5/1/12 to 9/1/47 (d)	48,223	49,804
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 12/1/37 (b)(c)	$ 34,000	$ 34,960
6.614% 12/1/36 (f)	464	472
6.858% 9/1/37 (f)	864	884
6.884% 9/1/37 (f)	1,935	1,981
6.918% 9/1/37 (f)	719	737
7% 12/1/15 to 7/1/37	14,727	15,437
7.267% 9/1/37 (f)	984	1,007
7.5% 8/1/22 to 5/1/37	16,584	17,425
8% 12/1/29 to 3/1/37	251	263
8.5% 1/1/16 to 7/1/31	300	334
9% 2/1/13 to 10/1/30	644	718
9.5% 11/1/09 to 8/1/22	112	125
11% 8/1/10	34	36
12.25% 5/1/15	21	24
12.5% 8/1/15 to 3/1/16	26	30
12.75% 2/1/15	4	5
13.5% 9/1/14	4	5
		772,788
Freddie Mac - 34.6%
3.757% 10/1/33 (f)	2,661	2,642
3.915% 6/1/34 (f)	399	395
4.005% 4/1/34 (f)	3,264	3,235
4.08% 6/1/33 (f)	3,137	3,133
4.178% 1/1/35 (f)	3,557	3,535
4.232% 3/1/34 (f)	1,936	1,925
4.3% 12/1/34 (f)	319	316
4.306% 3/1/35 (f)	270	270
4.421% 2/1/34 (f)	270	268
4.422% 6/1/35 (f)	424	424
4.423% 3/1/35 (f)	345	342
4.452% 3/1/35 (f)	347	345
4.5% 9/1/18 (d)	2,968	2,941
4.716% 3/1/34 (f)	3,445	3,436
4.789% 2/1/36 (f)	323	323
4.807% 3/1/35 (f)	602	602
4.897% 5/1/34 (f)	42	42
4.995% 4/1/35 (f)	1,389	1,396
5% 6/1/18 to 12/1/34	21,886	21,556
5% 12/1/37 (b)	17,000	16,689
5% 1/1/38 (b)	25,000	24,538
5.021% 4/1/35 (f)	141	141
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.275% 11/1/35 (f)	$ 1,291	$ 1,288
5.5% 6/1/09 to 11/1/33	22,344	22,591
5.5% 12/1/37 (b)	73,000	73,063
5.5% 1/1/38 (b)	52,000	52,035
5.5% 1/1/38 (b)	41,000	41,038
5.529% 4/1/37 (f)	691	697
5.651% 1/1/37 (f)	2,430	2,453
5.76% 10/1/35 (f)	301	305
5.784% 3/1/37 (f)	2,502	2,531
5.809% 4/1/37 (f)	2,356	2,384
5.833% 5/1/37 (f)	713	721
5.838% 6/1/37 (f)	1,862	1,886
5.911% 11/1/31 (f)	126	126
6% 5/1/16 to 9/1/36 (d)	25,545	26,108
6% 12/1/37 (b)	12,000	12,178
6% 12/1/37 (b)(c)	25,000	25,371
6% 12/12/37 (b)	50,000	50,741
6.015% 6/1/36 (f)	764	777
6.128% 4/1/37 (f)	855	868
6.153% 10/1/36 (f)	162	165
6.191% 7/1/36 (f)	2,643	2,691
6.221% 5/1/36 (f)	618	630
6.262% 9/1/36 (f)	3,284	3,341
6.287% 3/1/36 (f)	3,175	3,225
6.349% 7/1/36 (f)	807	822
6.374% 12/1/36 (f)	1,861	1,893
6.416% 6/1/37 (f)	170	173
6.461% 10/1/36 (f)	4,304	4,383
6.5% 4/1/11 to 8/1/47 (d)	32,951	34,043
6.592% 10/1/36 (f)	6,398	6,534
6.613% 12/1/36 (f)	4,598	4,697
6.619% 6/1/37 (f)	319	326
6.634% 7/1/36 (f)	3,243	3,309
6.723% 6/1/36 (f)	630	644
6.725% 8/1/37 (f)	1,326	1,356
6.735% 10/1/36 (f)	2,084	2,125
6.737% 1/1/37 (f)	2,869	2,928
6.748% 9/1/36 (f)	8,535	8,727
6.849% 10/1/36 (f)	2,870	2,928
7% 6/1/21 to 5/1/37	9,904	10,296
7.226% 2/1/37 (f)	366	377
7.5% 2/1/08 to 4/1/37	13,092	14,023
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
7.581% 4/1/37 (f)	$ 180	$ 184
7.7% 8/1/36 (f)	15	16
8% 11/1/16 to 1/1/37	321	335
8.5% 7/1/09 to 9/1/20	56	61
9% 3/1/09 to 5/1/21	300	329
10% 1/1/09 to 5/1/19	64	71
10.5% 8/1/10 to 2/1/16	6	7
12.5% 10/1/12 to 12/1/14	52	58
13% 12/1/13 to 6/1/15	96	110
		516,462
Government National Mortgage Association - 1.2%
6.5% 5/15/28 to 7/15/36	9,148	9,673
7% 2/15/24 to 7/15/32	4,150	4,361
7.5% 9/15/16 to 4/15/32	1,404	1,505
8% 3/15/08 to 12/15/25	527	574
8.5% 8/15/16 to 10/15/28	845	940
9% 11/20/17	2	2
10.5% 12/20/15 to 2/20/18	69	80
13.5% 7/15/11	4	4
		17,139
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,291,073)		1,306,389
Asset-Backed Securities - 6.9%

ACE Securities Corp. Home Equity Loan Trust:
Series 2005-HE6 Class A2B, 4.9888% 10/25/35 (f)	543	540
Series 2006-HE3 Class A2A, 4.8388% 6/25/36 (f)	449	438
Series 2007-HE1 Class A2C, 4.9588% 1/25/37 (f)	5,000	4,105
Ameriquest Mortgage Securities, Inc.:
Series 2005-R10 Class A2B, 5.0088% 12/25/35 (f)	743	715
Series 2006-M3 Class A2A, 4.8388% 10/25/36 (f)	861	836
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AQ2 Class M7, 6.4388% 9/25/35 (f)	1,965	846
Series 2005-FR1 Class M1, 5.2888% 6/25/35 (f)	600	525
Series 2007-AQ1 Class A1, 4.8988% 11/25/36 (f)	1,176	1,143
Series 2007-HE3 Class 1A1, 4.9088% 4/25/37 (f)	947	891
Capital Auto Receivables Asset Trust Series 2007-SN1 Class D, 6.05% 1/17/12	970	968
Citigroup Mortgage Loan Trust:
Series 2006-HE2 Class A2A, 4.9225% 8/26/36 (f)	249	245
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Mortgage Loan Trust: - continued
Series 2006-NC2:
Class A2A, 4.9125% 9/25/36 (f)	$ 316	$ 310
Class A2B, 5.0325% 9/25/36 (f)	685	510
Series 2006-WF2 Class A2B, 5.735% 5/25/36	1,240	1,234
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 4.9088% 1/25/37 (f)	120	116
Series 2007-11 Class 2A1, 4.8488% 6/25/47 (f)	1,050	1,028
Series 2007-4 Class A1A, 4.9088% 9/25/37 (f)	6,145	5,838
Series 2007-BC2 Class 2A1, 4.8788% 6/25/37 (f)	1,156	1,105
Countrywide Home Loans, Inc. Series 2005-14 Class M4, 5.5188% 4/25/36 (f)	3,950	2,992
Credit-Based Asset Servicing & Securitization Trust Series 2006-CB7 Class A2, 4.8488% 10/25/36 (f)	631	612
First Franklin Mortgage Loan Trust:
Series 2005-FF12 Class A2A, 4.8788% 11/25/36 (f)	99	98
Series 2006-FF5 Class 2A2, 4.8988% 4/25/36 (f)	640	622
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	715	710
Series 2007-A Class D, 7.05% 12/15/13 (a)	350	342
Fremont Home Loan Trust:
Series 2005-E Class 2A2, 4.9588% 1/25/36 (f)	296	295
Series 2006-3 Class 2A1, 4.8588% 2/25/37 (f)	73	72
GSAMP Trust:
Series 2004-AR1 Class B4, 5% 6/25/34 (a)(f)	259	155
Series 2004-AR2 Class B1, 6.6888% 8/25/34 (f)	796	486
Series 2006-FM3 Class ABS, 4.9888% 11/25/36 (f)	3,000	2,220
Series 2006-HE5 Class A2C, 4.9388% 8/25/36 (f)	1,000	853
GSR Mortgage Loan Trust Series 2006-6 Class AV1, 4.8588% 3/25/36 (f)	245	245
Helios Finance L.P. Series 2007-S1 Class B1, 5.6975% 10/20/14 (a)(f)	2,325	2,220
Holmes Master Issuer PLC Series 2006-1A Class 2C, 5.6325% 7/15/40 (a)(f)	490	478
Home Equity Asset Trust Series 2006-8 Class 2A1, 4.8388% 3/25/37 (f)	93	90
Home Equity Loan Trust Series 2007-FRE1 Class M1, 5.2888% 4/25/37 (f)	4,435	2,377
JPMorgan Mortgage Acquisition Trust Series 2006-WF1:
Class A1A, 5.6% 7/25/36	282	281
Class A1B, 4.8888% 7/25/36 (f)	836	806
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (a)	10,815	9,184
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 5.3388% 6/25/35 (f)	$ 1,125	$ 934
Series 2006-1 Class 2A2, 4.9288% 2/25/36 (f)	675	659
Series 2006-2 Class 2A2, 4.9188% 3/25/36 (f)	2,585	2,539
Series 2006-4 Class 2A2, 4.8888% 5/25/36 (f)	545	533
Series 2006-8 Class 2A1, 4.8288% 9/25/36 (f)	738	711
Series 2006-9 Class M10, 7.2888% 11/25/36 (f)	2,721	408
Luminent Mortgage Trust Series 2006-3 Class 12A1, 4.9988% 5/25/36 (f)	2,458	2,383
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 4.9988% 5/25/47 (f)	1,000	972
MASTR Asset Backed Securities Trust:
Series 2006-HE1 Class A2, 4.9288% 1/25/36 (f)	2,055	2,005
Series 2006-WMC3 Class A2, 4.8388% 8/25/36 (f)	585	563
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 4.9588% 2/25/37 (f)	4,472	4,324
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 4.8588% 7/25/37 (f)	1,152	1,120
Morgan Stanley ABS Capital I Trust:
Series 2006-HE3 Class A2C, 4.9488% 4/25/36 (f)	5,000	4,267
Series 2006-HE6 Class A2A, 4.8288% 9/25/36 (f)	2,323	2,268
Series 2006-NC1 Class A2, 4.9288% 12/25/35 (f)	595	587
Series 2007-HE2 Class A2A, 4.8288% 1/25/37 (f)	144	137
Series 2007-HE4 Class A2A, 4.8988% 2/25/37 (f)	135	130
Series 2007-NC3 Class A2A, 4.8488% 5/25/37 (f)	70	68
Morgan Stanley ABS Capital I, Inc. Series 2006-HE4 Class A1, 4.8288% 6/25/36 (f)	190	184
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 4.8888% 4/25/37 (f)	1,472	1,428
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 4.8388% 11/25/36 (f)	284	277
National Collegiate Student Loan Trust:
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	4,205	1,022
Series 2007-1 Class AIO, 7.27% 4/25/12 (h)	6,370	1,766
Series 2007-2 Class AIO, 6.7% 7/25/12 (h)	4,540	1,249
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (f)	584	579
Newcastle CDO VIII Series 2006-8A Class 4, 5.3888% 11/1/52 (a)(f)	5,000	4,055
Nomura Home Equity Loan Trust:
Series 2006-HE1 Class A1, 4.8688% 2/25/36 (f)	10	10
Series 2007-2 Class 2A3, 4.9788% 2/25/37 (f)	5,000	3,466
Nomura Home Equity Loan, Inc. Series 2006-AF1 Class A1, 6.032% 10/25/36	323	323
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
NovaStar Home Equity Loan Series 2006-6 Class A2A, 4.8588% 1/25/37 (f)	$ 419	$ 403
NovaStar Home Equity Loan Trust Series 2006-2 Class A2A, 4.8388% 6/25/36 (f)	70	68
NovaStar Mortgage Funding Trust Series 2006-5 Class A2A, 4.8588% 11/25/36 (f)	347	337
Ocala Funding LLC Series 2006-1A Class A, 6.14% 3/20/11 (a)(f)	2,100	1,785
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 4.8788% 5/25/37 (f)	469	457
Series 2007-6 Class 2A1, 4.8488% 7/25/37 (f)	430	418
Ownit Mortgage Loan Trust:
Series 2006-2 Class A2A, 4.8688% 1/25/37 (f)	380	370
Series 2006-6 Class A2A, 4.8488% 9/25/37 (f)	2,283	2,227
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1 Class 1A1, 4.8588% 9/25/36 (f)	1,675	1,626
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	985	985
Class C, 5.77% 5/25/10 (a)	915	914
Popular ABS Mortgage Trust pass-thru certificates Series 2005-6 Class A1, 5.5% 1/25/36	135	134
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	521	513
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 6.5088% 1/25/36 (f)	500	171
Series 2006-FR4 Class A2A, 4.8688% 8/25/36 (f)	740	715
Series 2006-WM4 Class A2A, 4.8688% 11/25/36 (f)	425	411
Series 2007-NC1 Class A2A, 4.8388% 12/25/36 (f)	494	479
Soundview Home Loan Trust Series 2006-WF1 Class A1F, 5.998% 10/25/36	703	700
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 5.2188% 5/25/35 (f)	1,995	1,809
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 4.8788% 6/25/37 (f)	1,509	1,472
WaMu Asset Holdings Corp.:
Series 2006-5 Class N1, 5.926% 7/25/46 (a)	1,148	115
Series 2006-7 Class N1, 5.926% 10/25/46 (a)	912	91
Series 2006-8 Class N1, 6.048% 10/25/46 (a)	1,160	116
WaMu Asset-Backed Certificates Series 2006-HE5:
Class B1, 7.2888% 10/25/36 (a)(f)	1,005	191
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
WaMu Asset-Backed Certificates Series 2006-HE5: - continued
Class M9, 7.2888% 10/25/36 (f)	$ 1,515	$ 227
Wells Fargo Home Equity Trust Series 2007-2 Class A1, 4.8788% 4/25/37 (f)	1,444	1,381
TOTAL ASSET-BACKED SECURITIES (Cost $121,212)		103,613
Collateralized Mortgage Obligations - 23.8%

Private Sponsor - 14.4%
American Home Mortgage Investment Trust floater Series 2004-2 Class 4A5, 4.55% 2/25/44 (d)(f)	6,360	6,349
Arkle Master Issuer PLC:
floater:
Series 2006-1A Class 3C, 5.295% 2/17/52 (a)(f)	910	890
Series 2006-2A:
Class 1C, 5.145% 2/17/52 (a)(f)	705	702
Class 2C, 5.285% 2/17/52 (a)(f)	2,250	2,163
Series 2007-1A Class 1C, 5.165% 2/17/52 (a)(f)	2,860	2,817
Series 2007-1A Class 1A1, 4.7063% 2/17/20 (a)(d)(f)	3,930	3,921
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1489% 10/25/33 (d)(f)	15,000	14,793
Series 2003-J Class 2A2, 4.3951% 11/25/33 (f)	924	922
Series 2004-1 Class 2A2, 4.6817% 10/25/34 (f)	2,109	2,085
Series 2004-A:
Class 2A1, 3.5495% 2/25/34 (f)	546	535
Class 2A2, 4.1005% 2/25/34 (d)(f)	2,357	2,319
Series 2004-D Class 2A1, 3.6156% 5/25/34 (f)	268	262
Series 2004-J Class 2A1, 4.7631% 11/25/34 (f)	1,046	1,035
Series 2005-D Class 2A7, 4.7793% 5/25/35 (f)	970	955
Series 2005-H:
Class 1A1, 4.9132% 9/25/35 (f)	286	287
Class 2A2, 4.8029% 9/25/35 (f)	1,157	1,147
Series 2005-J Class 2A5, 5.0874% 11/25/35 (f)	3,435	3,398
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10 Class 11A1, 4.8356% 1/25/35 (f)	1,477	1,488
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3557% 2/25/37 (f)	171	174
Class 5A1, 4.1692% 2/25/37 (f)	1,439	1,415
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust: - continued
Series 2007-A2:
Class 2A1, 4.242% 7/25/37 (f)	$ 821	$ 816
Class 3A1, 4.5612% 7/25/37 (f)	5,981	5,884
Citigroup Mortgage Loan Trust:
Series 2004-UST1:
Class A3, 4.2492% 8/25/34 (f)	3,514	3,513
Class A4, 4.4067% 8/25/34 (f)	2,563	2,526
Series 2006-AR7 Class 1A1, 7.0128% 11/25/36 (f)	204	207
Countrywide Home Loans pass-thru certificates Series 2007-HY3 Class 1A1, 5.7315% 6/25/47 (f)	3,270	3,272
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	827	826
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2004-4 Class 5A2, 5.1888% 3/25/35 (f)	149	144
Credit Suisse First Boston Mortgage Acceptance Corp. sequential payer Series 2003-1 Class 3A8, 6% 1/25/33	514	513
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-15R Class A1, 3.5838% 1/28/32 (a)(f)	282	249
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 5.1143% 10/25/34 (f)	2,850	2,831
Fosse Master Issuer PLC floater Series 2006-1A Class C2, 5.6788% 10/18/54 (a)(f)	770	713
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.4188% 11/20/56 (a)(f)	1,910	1,543
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.7188% 10/11/41 (a)(f)	2,520	2,279
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.4488% 12/20/54 (f)	1,705	1,484
Series 2005-4 Class C2, 5.4988% 12/20/54 (f)	1,300	1,115
Series 2006-1A Class C2, 5.5488% 12/20/54 (a)(f)	2,860	2,286
Series 2006-2 Class C1, 5.65% 12/20/54 (f)	155	118
Series 2007-1:
Class 1C1, 5.8875% 12/20/54 (f)	940	811
Class 2C1, 6.0175% 12/20/54 (f)	500	402
Series 2007-2 Class 2C1, 5.6444% 12/17/54 (f)	1,355	1,092
GSR Mortgage Loan Trust:
Series 2005-AR4 Class 3A5, 4.7624% 7/25/35 (f)	920	912
Series 2006-AR2 Class 4A1, 5.8411% 4/25/36 (f)	3,551	3,531
Series 2007-AR2 Class 2A1, 4.8363% 4/25/35 (f)	1,082	1,070
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Holmes Financing No. 6 PLC floater Series 2006 Class 4C, 6.7925% 7/15/40 (f)	$ 765	$ 764
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 5.3825% 7/15/40 (f)	5,000	4,952
Holmes Master Issuer PLC:
floater:
Series 2007-1 Class 1C1, 5.5225% 7/15/40 (a)(f)	2,325	2,313
Series 2007-2A Class 2C1, 5.6525% 7/15/40 (f)	1,160	1,101
Series 2007-1 Class 2C1, 5.6625% 7/15/40 (f)	640	613
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A1, 5.32% 6/12/47 (f)	944	953
JPMorgan Mortgage Acquisition Trust sequential payer Series 2006-A5 Class 3A5, 5.9484% 8/25/36 (f)	2,330	2,359
JPMorgan Mortgage Trust:
sequential payer:
Series 2006-A3 Class 3A3, 5.7409% 5/25/36 (f)	4,525	4,509
Series 2006-A4 Class 1A3, 5.8207% 6/25/36 (f)	1,680	1,674
Series 2006-A2 Class 5A1, 3.7561% 11/25/33 (d)(f)	13,447	13,381
Series 2006-A3 Class 6A1, 3.7674% 8/25/34 (f)	1,521	1,489
Series 2006-A4 Class 1A1, 5.8207% 6/25/36 (f)	287	288
Series 2007-A1:
Class 3A2, 5.0072% 7/25/35 (f)	4,505	4,471
Class 7A3, 5.3009% 7/25/35 (f)	6,920	6,841
MASTR Alternative Loan Trust Series 2003-2 Class 4A1, 6.5% 4/25/18	3,449	3,485
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 5.1519% 6/15/22 (a)(d)(f)	17,993	18,046
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 4.2317% 8/25/34 (f)	3,610	3,551
Series 2006-A6 Class A4, 4.1705% 10/25/33 (f)	4,174	4,166
Permanent Financing No. 4 PLC Class 3C, 6.5238% 6/10/42 (f)	1,405	1,372
Permanent Financing No. 8 PLC floater:
Class 2C, 6.1238% 6/10/42 (f)	1,580	1,563
Class 3C, 6.2438% 6/10/42 (f)	610	579
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	841	857
Series 2004-SL2 Class A1, 6.5% 10/25/16	157	161
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2913% 7/25/34 (f)	2,216	2,176
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	$ 675	$ 642
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 4.8388% 5/25/36 (f)	113	110
Structured Asset Securities Corp.:
floater Series 2006-BC5 Class B, 7.2888% 12/25/36 (a)(f)	795	98
Series 2003-15A Class 4A, 5.4343% 4/25/33 (f)	1,827	1,800
Series 2003-20 Class 1A1, 5.5% 7/25/33	1,256	1,252
WaMu Mortgage pass-thru certificates:
sequential payer Series 2002-S6 Class A25, 6% 10/25/32	509	509
Series 2004-AR7 Class A6, 3.939% 7/25/34 (f)	395	391
Series 2005-AR16 Class 1A3, 5.1014% 12/25/35 (f)	2,065	2,035
Series 2006-AR10 Class 1A4, 5.9431% 9/25/36 (f)	5,370	5,416
WaMu Mortgage Securities Corp. pass-thru certificates:
Series 2004-RA3 Class 2A, 6.3839% 8/25/38 (f)	13,534	13,817
Series 2005-AR3 Class A2, 4.6361% 3/25/35 (f)	3,990	3,937
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7597% 9/25/36 (f)	1,720	1,725
Series 2004-W:
Class A1, 4.5621% 11/25/34 (f)	1,923	1,898
Class A9, 4.5627% 11/25/34 (f)	3,490	3,429
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (f)	1,125	1,105
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (f)	443	439
Series 2006-AR8:
Class 2A6, 5.2406% 4/25/36 (f)	4,865	4,850
Class 3A1, 5.2371% 4/25/36 (f)	4,181	4,163
TOTAL PRIVATE SPONSOR		215,074
U.S. Government Agency - 9.4%
Fannie Mae:
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	3,199	3,240
Class PZ, 6% 2/25/24	2,494	2,539
Series 1999-15 Class PC, 6% 9/25/18	1,511	1,523
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,140
Series 1993-165 Class SH, 6.1874% 9/25/23 (f)	192	200
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-17 Class PG, 6% 4/25/29	$ 6,631	$ 6,786
Series 2003-22 6% 4/25/33 (h)	4,888	1,041
Series 2003-26 Class KI, 5% 12/25/15 (h)	2,618	177
Series 2003-39 Class IA, 5.5% 10/25/22 (f)(h)	2,289	327
Series 2006-48 Class LF, 0% 8/25/34 (f)	325	320
Fannie Mae STRIP:
Series 339 Class 29, 5.5% 7/1/18 (h)	2,374	374
Series 348 Class 14, 6.5% 8/1/34 (h)	1,039	215
Series 351:
Class 12, 5.5% 4/1/34 (h)	764	178
Class 13, 6% 3/1/34 (h)	997	223
Series 359, Class 19 6% 7/1/35 (h)	985	228
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 1999-32 Class PL, 6% 7/25/29	4,596	4,701
Series 2001-52 Class YZ, 6.5% 10/25/31	239	248
Series 2001-63 Class TC, 6% 12/25/31	4,065	4,142
Series 2001-72 Class NZ, 6% 12/25/31	1,110	1,115
Series 2002-49 Class KG, 5.5% 8/25/17	4,020	4,070
Series 2005-14 Class ME, 5% 10/25/33	1,785	1,731
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,064
Series 2006-54 Class PC, 6% 1/25/36	6,880	7,032
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	5,644	5,722
Series 2001-31 Class ZC, 6.5% 7/25/31	1,827	1,887
Series 2002-34 Class Z, 6% 4/25/32	7,284	7,386
Series 2003-80 Class CG, 6% 4/25/30	763	779
Series 2005-41 Class LA, 5.5% 5/25/35	3,320	3,351
Series 1999-33 Class PK, 6% 7/25/29	3,140	3,202
Series 2001-63 Class PG, 6% 12/25/31	2,356	2,401
Series 2001-74 Class QE, 6% 12/25/31	2,234	2,277
Series 2003-21 Class SK, 3.3169% 3/25/33 (f)(h)	992	106
Series 2003-3 Class HS, 2.8669% 9/25/16 (f)(h)	77	4
Series 2003-35:
Class BS, 2.2169% 4/25/17 (f)(h)	782	38
Class TQ, 2.7169% 5/25/18 (f)(h)	936	86
Series 2003-42:
Class HS, 2.3169% 12/25/17 (f)(h)	8,732	590
Class SJ, 2.2669% 11/25/22 (f)(h)	1,145	78
Series 2003-48 Class HI, 5% 11/25/17 (h)	3,204	375
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2004-54 Class SW, 1.2169% 6/25/33 (f)(h)	$ 4,426	$ 195
Series 2005-14 Class SE, 1.2669% 3/25/35 (f)(h)	5,105	248
Series 2006-4 Class IT, 6% 10/25/35 (h)	533	87
Series 2007-36:
Class GO, 4/25/37 (i)	600	485
Class PO, 4/25/37 (i)	1,073	866
Class SB, 1.8169% 4/25/37 (f)(h)	14,038	978
Class SG, 1.8169% 4/25/37 (f)(h)	7,781	534
Series 2007-57 Class SA, 11.9212% 6/25/37 (f)	6,321	7,384
Series 2007-66:
Class SA, 10.9012% 7/25/37 (f)	3,689	4,398
Class SB, 10.9012% 7/25/37 (f)	1,159	1,431
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (f)	249	263
Class GY, 0% 5/15/37 (f)	273	287
planned amortization class:
Series 2095 Class PE, 6% 11/15/28 (d)	5,810	5,940
Series 2104 Class PG, 6% 12/15/28	1,757	1,799
Series 2162 Class PH, 6% 6/15/29	407	417
Series 70 Class C, 9% 9/15/20	128	136
sequential payer Series 2114 Class ZM, 6% 1/15/29	845	866
Series 3030 Class SL, 1.4481% 9/15/35 (f)(h)	11,513	543
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	1,355	1,391
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2958 Class TF, 0% 4/15/35 (f)	526	435
Series 3129 Class MF, 0% 7/15/34 (f)	384	377
Series 3222 Class HF, 0% 9/15/36 (f)	608	599
planned amortization class:
Series 2121 Class MG, 6% 2/15/29	2,312	2,369
Series 2137 Class PG, 6% 3/15/29	2,282	2,338
Series 2154 Class PT, 6% 5/15/29	3,370	3,452
Series 2435 Class VG, 6% 2/15/13	830	848
Series 2585 Class KS, 2.9481% 3/15/23 (f)(h)	568	53
Series 2590 Class YR, 5.5% 9/15/32 (h)	135	39
Series 2802 Class OB, 6% 5/15/34	3,375	3,463
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2810 Class PD, 6% 6/15/33	$ 2,540	$ 2,594
Series 3077 Class TO, 4/15/35 (i)	4,604	3,534
sequential payer:
Series 2135 Class JE, 6% 3/15/29	2,652	2,717
Series 2274 Class ZM, 6.5% 1/15/31	889	924
Series 2281 Class ZB, 6% 3/15/30	1,117	1,136
Series 2388 Class ZA, 6% 12/15/31	5,792	5,861
Series 2417 Class KZ, 6% 2/15/32	1,072	1,094
Series 2502 Class ZC, 6% 9/15/32	1,574	1,592
Series 2564 Class ES, 2.9481% 2/15/22 (f)(h)	1,034	61
Series 2575 Class ID, 5.5% 8/15/22 (h)	160	22
Series 2750 Class ZT, 5% 2/15/34	2,617	2,400
Series 2817 Class SD, 2.3981% 7/15/30 (f)(h)	1,690	100
Series 3097 Class IA, 5.5% 3/15/33 (h)	4,289	783
Series 1658 Class GZ, 7% 1/15/24 (d)	2,653	2,774
Series 2587 Class IM, 6.5% 3/15/33 (h)	1,653	324
Series 2844:
Class SC, 16.5628% 8/15/24 (f)	122	162
Class SD, 25.9756% 8/15/24 (f)	178	315
Series 2957 Class SW, 1.3481% 4/15/35 (f)(h)	6,886	281
Series 3002 Class SN, 1.8481% 7/15/35 (f)(h)	6,898	453
Ginnie Mae guaranteed REMIC pass-thru securities:
Series 2003-11 Class S, 1.8919% 2/16/33 (f)(h)	5,521	338
Series 2004-32 Class GS, 1.8419% 5/16/34 (f)(h)	1,629	98
TOTAL U.S. GOVERNMENT AGENCY		140,680
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $354,389)		355,754
Commercial Mortgage Securities - 5.1%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1753% 2/14/43 (f)	8,300	9,318
Class PS1, 1.4637% 2/14/43 (f)(h)	20,026	896
Banc of America Commercial Mortgage Trust sequential payer Series 2007-2 Class A1, 5.421% 1/10/12	1,360	1,378
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class HSA, 4.954% 3/11/41 (a)	740	705
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc. Series 2003-2: - continued
Class HSB, 4.954% 3/11/41 (a)	$ 895	$ 851
Class HSC, 4.954% 3/11/41 (a)	895	849
Class HSD, 4.954% 3/11/41 (a)	895	835
Class HSE, 4.954% 3/11/41 (a)	2,290	2,180
Bayview Commercial Asset Trust floater:
Series 2006-3A:
Class B1, 5.5888% 10/25/36 (a)(f)	295	228
Class B2, 6.1388% 10/25/36 (a)(f)	192	147
Class B3, 7.3888% 10/25/36 (a)(f)	344	274
Class M4, 5.2188% 10/25/36 (a)(f)	295	255
Class M5, 5.2688% 10/25/36 (a)(f)	375	321
Class M6, 5.3488% 10/25/36 (a)(f)	727	612
Series 2006-4A:
Class B1, 5.4888% 12/25/36 (a)(f)	117	97
Class B2, 6.0388% 12/25/36 (a)(f)	112	99
Class B3, 7.2388% 12/25/36 (a)(f)	206	179
Series 2007-1:
Class B1, 5.4588% 3/25/37 (a)(f)	169	132
Class B2, 5.9388% 3/25/37 (a)(f)	124	95
Class B3, 8.1388% 3/25/37 (a)(f)	352	293
Class M1, 5.0588% 3/25/37 (a)(f)	142	132
Class M2, 5.0788% 3/25/37 (a)(f)	110	100
Class M3, 5.1088% 3/27/37 (a)(f)	96	87
Class M4, 5.1588% 3/25/37 (a)(f)	73	64
Class M5, 5.2088% 3/25/37 (a)(f)	119	102
Class M6, 5.2888% 3/25/37 (a)(f)	169	143
Series 2007-2A:
Class B1, 6.3888% 7/25/37 (a)(f)	126	104
Class B2, 7.0388% 7/25/37 (a)(f)	107	87
Class B3, 8.1388% 7/25/37 (a)(f)	122	102
Class M4, 5.4388% 7/25/37 (a)(f)	156	138
Class M5, 5.5388% 7/25/37 (a)(f)	141	124
Class M6, 5.7888% 7/25/37 (a)(f)	175	153
Series 2007-3:
Class B1, 5.7388% 7/25/37 (a)(f)	121	118
Class B2, 6.3888% 7/25/37 (a)(f)	317	309
Class B3, 8.7888% 7/25/37 (a)(f)	163	158
Class M1, 5.0988% 7/25/37 (a)(f)	107	106
Class M2, 5.1288% 7/25/37 (a)(f)	112	111
Class M3, 5.1588% 7/25/37 (a)(f)	182	180
Class M4, 5.2888% 7/25/37 (a)(f)	289	285
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M5, 5.3888% 7/25/37 (a)(f)	$ 145	$ 142
Class M6, 5.5888% 7/25/37 (a)(f)	112	110
Series 2007-4A:
Class B1, 7.3388% 9/25/37 (a)(f)	148	124
Class B2, 8.2388% 9/25/37 (a)(f)	547	467
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-T26 Class A1, 5.145% 1/12/45 (f)	2,604	2,622
Series 2007-PW15 Class A1, 5.016% 2/11/44	1,240	1,245
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.9504% 5/15/35 (a)(f)(h)	30,084	1,433
Chase Commercial Mortgage Securities Corp. Series 1999-2:
Class E, 7.734% 1/15/32	1,110	1,166
Class F, 7.734% 1/15/32	600	630
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (f)	2,920	2,975
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (f)	1,110	1,113
COMM Series 2006-C8 Class A1, 5.11% 12/10/46	2,020	2,029
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A1, 5.664% 6/15/39 (f)	794	806
Series 2007-C2 Class A1, 5.269% 1/15/49	715	720
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2006-TF2A:
Class A2, 6.1519% 7/15/19 (a)(f)	1,380	1,269
Class SHDC, 5.6519% 7/15/19 (a)(f)	658	625
Series 2006-TFL2 Class SHDD, 6.0019% 7/15/19 (a)(f)	371	345
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	886	891
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A1, 5.233% 3/10/39	1,100	1,109
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 4.9975% 3/1/20 (a)(f)	780	757
Class D, 5.0475% 3/1/20 (a)(f)	235	226
Class E, 5.1175% 3/1/20 (a)(f)	390	376
Class F, 5.1575% 3/1/20 (a)(f)	195	187
Class G, 5.1975% 3/1/20 (a)(f)	95	91
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
floater Series 2007-EOP:
Class H, 5.3275% 3/1/20 (a)(f)	$ 160	$ 154
Class J, 5.5275% 3/1/20 (a)(f)	230	221
Series 1998-GLII Class E, 6.9708% 4/13/31 (f)	390	392
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	1,150	1,172
Host Marriott Pool Trust sequential payer Series 1999-HMTA Class B, 7.3% 8/3/15 (a)	785	821
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-CB13 Class E, 5.3641% 1/12/43 (a)(f)	2,770	2,455
Series 2007-LDP10 Class A1, 5.122% 5/15/49	816	820
LB Commercial Mortgage Trust Series 2007-C3:
Class F, 5.9345% 7/15/44 (f)	1,000	957
Class G, 5.9345% 7/15/44 (a)(f)	1,765	1,583
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C3 Class A1, 5.478% 3/15/39	981	991
Series 2006-C6 Class A1, 5.23% 9/15/39	1,062	1,071
Series 2006-C7 Class A1, 5.279% 11/15/38	479	484
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	734	742
Series 2007-C2 Class A1, 5.226% 2/15/40	602	607
Series 2004-C2 Class XCP, 1.1161% 3/1/36 (a)(f)(h)	99,258	2,316
Series 2007-C1 Class XCP, 0.4595% 2/15/40 (f)(h)	15,300	393
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-6 Class A1, 5.175% 3/12/51	735	739
Merrill Lynch/Countrywide Commercial Mortgage Trust sequential payer Series 2007-5 Class A1, 4.275% 12/12/11	650	642
Morgan Stanley Capital I Trust sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (f)	1,213	1,221
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,143	1,146
Series 2007-IQ14 Class A1, 5.38% 4/15/49	2,371	2,397
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	4,276	4,254
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2007-C30 Class A1, 5.031% 12/15/43	1,115	1,117
WaMu Mortgage pass-thru certificates Series 2006-AR8 Class 2A2, 6.1327% 8/25/36 (f)	4,850	4,914
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $76,893)		75,414
Fixed-Income Funds - 15.1%
	Shares	Value (000s)
Fidelity Ultra-Short Central Fund (g) (Cost $250,229)	2,515,158	$ 224,855
Cash Equivalents - 11.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Government Obligations) # (Cost $172,143)	$ 172,210	172,143
TOTAL INVESTMENT PORTFOLIO - 150.0% (Cost $2,265,939)		2,238,168
NET OTHER ASSETS - (50.0)%		(745,949)
NET ASSETS - 100%		$ 1,492,219
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Eurodollar Contracts
25 Eurodollar 90 Day Index Contracts	Dec. 2007	$ 24,697	$ (4)
25 Eurodollar 90 Day Index Contracts	March 2008	24,739	(21)
25 Eurodollar 90 Day Index Contracts	June 2008	24,767	(41)
25 Eurodollar 90 Day Index Contracts	Sept. 2008	24,781	(54)
TOTAL EURODOLLAR CONTRACTS			$ (120)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)

	August 2037	$ 2,400	$ 1,248
Receive from JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.405% 7/25/36, and pay monthly notional amount multiplied by 2.45%	August 2036	1,500	1,261
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	1,400	(363)
Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-1 Index, par value of the proportional notional amount (e)	August 2045	5,000	(1,901)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	2,000	(1,100)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	2,000	(1,100)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	2,300	(1,265)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Merrill Lynch, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)

	August 2037	$ 3,000	$ (1,650)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	2,400	(1,320)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	900	(495)
Receive monthly a fixed rate of .54% multiplied by the notional amount and pay to Citibank upon each credit event of one of the issues of Dow Jones ABX A 06-1 Index, par value of the proportional notional amount (e)	August 2045	11,000	(4,181)
Receive monthly notional amount multiplied by 1.35% and pay Deutsche Bank upon credit event of Asset Backed Sec. Corp. Home Equity Loan Trust, par value of the notional amount of Asset Backed Sec. Corp. Home Equity Loan Trust Series	August 2036	5,000	(4,473)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	2,400	(2,070)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	1,000	(731)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36

	Sept. 2036	$ 1,400	$ (1,160)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,200	(346)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,498	(1,288)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	1,400	(1,156)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	1,400	(1,184)
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon credit event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37	Sept. 2037	7,500	(6,395)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon credit event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	7,500	(6,085)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36

	August 2036	$ 7,500	$ (6,304)
Receive monthly notional amount multiplied by 3.75% and pay Deutsche Bank upon credit event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2005-3 Class M9, 7.32% 2/25/36	March 2036	2,000	(1,226)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	7,500	(6,145)
TOTAL CREDIT DEFAULT SWAPS		81,198	(49,429)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.235% with Morgan Stanley, Inc.	March 2037	8,000	(344)
Receive semi-annually a fixed rate equal to 5.20% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2012	30,000	1,755
Receive semi-annually a fixed rate equal to 5.248% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2017	15,000	758
Receive semi-annually a fixed rate equal to 5.38% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2017	24,000	1,809
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.55% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2013	$ 20,000	$ 1,595
Receive semi-annually fixed rate equal to 4.502% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Nov. 2013	30,000	337
TOTAL INTEREST RATE SWAPS		127,000	5,910
Total Return Swaps
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	15,000	(576)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	15,000	9
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	May 2008	15,000	76
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	15,000	(576)
TOTAL TOTAL RETURN SWAPS		60,000	(1,067)
		$ 268,198	$ (44,586)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,714,000 or 5.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $40,592,000.
(e) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$172,143,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 6,639
BNP Paribas Securities Corp.	10,954
Banc of America Securities LLC	3,982
Bank of America, NA	66,387
Barclays Capital, Inc.	29,715
Citigroup Global Markets, Inc.	4,426
ING Financial Markets LLC	22,129
Societe Generale, New York Branch	1,356
UBS Securities LLC	22,129
WestLB AG	4,426
$ 172,143
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Ultra-Short Central Fund	$ 4,802
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 323,937	$ 39,992	$ 119,461	$ 224,855	2.2%
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,266,427,000. Net unrealized depreciation aggregated $28,259,000, of which $22,179,000 related to appreciated investment securities and $50,438,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a significant portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short
Fixed-Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2007

1.813055.103

SFI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
5.75% 8/10/09	$ 5,820,000	$ 5,875,203
6.1331% 3/13/09 (f)	2,650,000	2,638,944
		8,514,147
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	4,500,000	4,737,389
Media - 1.5%
AOL Time Warner, Inc. 6.75% 4/15/11	3,000,000	3,130,659
Continental Cablevision, Inc. 9% 9/1/08	5,265,000	5,377,145
Cox Communications, Inc.:
3.875% 10/1/08	3,655,000	3,603,768
6.4% 8/1/08	795,000	800,205
Liberty Media Corp. 7.75% 7/15/09	2,350,000	2,392,638
Time Warner Entertainment Co. LP 7.25% 9/1/08	3,145,000	3,191,949
Univision Communications, Inc. 3.875% 10/15/08	2,600,000	2,538,250
Viacom, Inc. 5.75% 4/30/11	860,000	872,791
		21,907,405
TOTAL CONSUMER DISCRETIONARY		35,158,941
CONSUMER STAPLES - 0.7%
Food Products - 0.6%
H.J. Heinz Co. 6.428% 12/1/08 (c)(f)	2,885,000	2,936,584
Kraft Foods, Inc.:
4% 10/1/08	1,630,000	1,615,571
4.125% 11/12/09	610,000	606,202
5.625% 8/11/10	2,810,000	2,904,773
		8,063,130
Tobacco - 0.1%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,009,194
TOTAL CONSUMER STAPLES		10,072,324
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp. 3.25% 5/1/08	3,900,000	3,864,377
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	1,865,000	1,878,079
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	2,696,631	2,740,289
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC:
4.37% 3/1/09	$ 2,045,000	$ 2,033,151
7.5% 10/1/09	3,375,000	3,533,811
Enterprise Products Operating LP 4.625% 10/15/09	3,070,000	3,074,043
Kinder Morgan Energy Partners LP 6.3% 2/1/09	1,640,000	1,664,220
Pemex Project Funding Master Trust:
6.125% 8/15/08	157,000	157,864
9.125% 10/13/10	2,250,000	2,497,500
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	925,833	923,426
4.633% 6/15/10 (c)	556,111	554,732
		22,921,492
FINANCIALS - 7.4%
Capital Markets - 2.0%
American Capital Strategies Ltd. 6.85% 8/1/12	2,700,000	2,724,133
Bank of New York Co., Inc. 3.4% 3/15/13 (f)	2,750,000	2,727,953
Bear Stearns Companies, Inc.:
5.85% 7/19/10	5,350,000	5,322,865
6.95% 8/10/12	3,110,000	3,223,092
Goldman Sachs Group, Inc.:
5% 1/15/11	590,000	594,853
6.875% 1/15/11	415,000	440,804
Janus Capital Group, Inc. 5.875% 9/15/11	955,000	981,397
Lehman Brothers Holdings E-Capital Trust I 5.685% 8/19/65 (f)	1,275,000	1,190,262
Lehman Brothers Holdings, Inc.:
4.25% 1/27/10	1,840,000	1,806,810
4.375% 11/30/10	890,000	869,441
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,386,174
Morgan Stanley:
4% 1/15/10	1,020,000	1,001,586
5.05% 1/21/11	3,600,000	3,602,862
6.75% 4/15/11	2,495,000	2,620,396
		28,492,628
Commercial Banks - 0.9%
American Express Centurion Bank 5.2% 11/26/10	1,440,000	1,448,882
Bank One Corp. 6% 8/1/08	975,000	979,283
HSBC Holdings PLC 7.5% 7/15/09	1,215,000	1,263,376
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 2,700,000	$ 2,672,471
4.75% 7/20/09	1,500,000	1,498,322
National Australia Bank Ltd. 8.6% 5/19/10	1,260,000	1,389,641
Wells Fargo & Co. 3.98% 10/29/10	4,520,000	4,474,633
		13,726,608
Consumer Finance - 0.9%
Household Finance Corp.:
4.125% 12/15/08	705,000	697,359
4.125% 11/16/09	2,780,000	2,742,273
4.75% 5/15/09	1,563,000	1,560,577
MBNA Capital I 8.278% 12/1/26	1,200,000	1,247,282
Nelnet, Inc.:
5.125% 6/1/10	550,000	558,394
7.4% 9/29/36 (f)	3,200,000	3,224,330
SLM Corp. 4% 1/15/09	2,135,000	2,060,766
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	818,912	876,995
		12,967,976
Diversified Financial Services - 0.9%
Bank of America Corp. 7.4% 1/15/11	275,000	296,749
Deutsche Bank AG London 5% 10/12/10	4,770,000	4,873,733
Iberbond 2004 PLC 4.826% 12/24/17 (k)	2,581,222	2,631,298
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (f)	370,000	358,304
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(f)	1,755,000	1,749,447
International Lease Finance Corp. 5.625% 9/15/10	2,200,000	2,238,579
J.P. Morgan & Co., Inc. 6.25% 1/15/09	220,000	222,876
JPMorgan Chase & Co. 4.6% 1/17/11	385,000	383,858
		12,754,844
Insurance - 0.2%
Genworth Financial, Inc. 5.231% 5/16/09	2,855,000	2,882,916
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	527,008
		3,409,924
Real Estate Investment Trusts - 2.0%
Arden Realty LP 8.5% 11/15/10	2,050,000	2,324,952
Brandywine Operating Partnership LP:
4.5% 11/1/09	3,095,000	3,070,909
5.625% 12/15/10	2,910,000	2,946,954
Camden Property Trust 4.375% 1/15/10	1,385,000	1,376,755
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Colonial Properties Trust 4.75% 2/1/10	$ 1,365,000	$ 1,320,044
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,885,000	2,856,170
5% 5/3/10	1,310,000	1,330,464
Duke Realty LP:
5.25% 1/15/10	615,000	623,978
5.625% 8/15/11	915,000	938,873
6.95% 3/15/11	719,000	767,980
iStar Financial, Inc. 6.0344% 9/15/09 (f)	2,300,000	2,086,003
Mack-Cali Realty LP 7.25% 3/15/09	520,000	535,445
ProLogis Trust 7.1% 4/15/08	1,715,000	1,717,845
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,124,951
4.875% 8/15/10	3,260,000	3,269,493
Tanger Properties LP 9.125% 2/15/08	2,295,000	2,307,274
		28,598,090
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp. 5.43% 3/24/09 (f)	1,795,000	1,350,106
Independence Community Bank Corp. 3.5% 6/20/13 (f)	860,000	853,072
Residential Capital Corp.:
8.0444% 4/17/09 (c)(f)	1,256,000	527,520
8.3144% 4/17/09 (f)	440,000	326,700
Residential Capital LLC 7.615% 5/22/09 (f)	1,380,000	1,014,300
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,667,973
		6,739,671
TOTAL FINANCIALS		106,689,741
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.:
3.75% 2/10/09	2,230,000	2,202,460
4.125% 8/15/09	675,000	670,687
5.125% 11/15/10 (c)	1,643,000	1,663,475
		4,536,622
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	2,600,000	2,621,624
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	$ 3,900,000	$ 3,972,392
Airlines - 0.9%
America West Airlines pass thru certificates 7.33% 7/2/08	1,086,069	1,053,487
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	264,277	266,260
6.978% 10/1/12	63,935	64,952
7.024% 4/15/11	2,000,000	2,007,500
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	4,015,000	4,015,000
7.056% 3/15/11	749,000	758,363
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	885,000	898,275
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	652,493	654,940
6.201% 3/1/10	529,711	527,062
6.602% 9/1/13	1,278,522	1,280,120
7.186% 10/1/12	1,103,847	1,107,158
		12,633,117
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	1,265,000	1,242,742
5.625% 1/15/12	3,030,000	3,070,220
		4,312,962
Industrial Conglomerates - 0.4%
Covidien International Finance SA 5.15% 10/15/10 (c)	2,900,000	2,968,365
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (c)	2,880,000	2,942,447
		5,910,812
TOTAL INDUSTRIALS		29,450,907
MATERIALS - 0.2%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (c)	855,000	872,100
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,449,172
TOTAL MATERIALS		2,321,272
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.5%
Ameritech Capital Funding Corp. 6.25% 5/18/09	$ 1,765,000	$ 1,819,551
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,761,146
Deutsche Telekom International Finance BV 5.375% 3/23/11	4,000,000	4,042,960
Sprint Capital Corp. 7.625% 1/30/11	4,000,000	4,152,972
Telecom Italia Capital SA:
4% 11/15/08	3,690,000	3,629,403
4% 1/15/10	3,450,000	3,371,685
Telefonica Emisiones SAU 5.984% 6/20/11	5,000,000	5,147,140
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,231,964
4.75% 1/27/10	3,355,000	3,319,806
Verizon Global Funding Corp. 7.25% 12/1/10	3,435,000	3,685,089
Verizon New England, Inc. 6.5% 9/15/11	1,475,000	1,554,573
		35,716,289
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 4.125% 3/1/09	3,925,000	3,871,228
Vodafone Group PLC:
5.5% 6/15/11	4,000,000	4,055,500
7.75% 2/15/10	950,000	1,004,285
		8,931,013
TOTAL TELECOMMUNICATION SERVICES		44,647,302
UTILITIES - 1.7%
Electric Utilities - 0.7%
Commonwealth Edison Co. 5.4% 12/15/11	992,000	1,005,756
Entergy Corp. 7.75% 12/15/09 (c)	2,500,000	2,628,058
Exelon Corp. 4.45% 6/15/10	3,750,000	3,735,435
Pepco Holdings, Inc. 4% 5/15/10	1,125,000	1,105,361
Progress Energy, Inc. 7.1% 3/1/11	2,181,000	2,328,588
		10,803,198
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	780,000	848,717
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc. 6.125% 9/1/09	3,035,000	3,100,595
PSEG Power LLC 3.75% 4/1/09	1,415,000	1,399,511
		4,500,106
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
4.125% 2/15/08	$ 2,610,000	$ 2,603,718
6.3% 9/30/66 (f)	1,680,000	1,656,650
DTE Energy Co. 7.05% 6/1/11	1,600,000	1,703,022
KeySpan Corp. 7.625% 11/15/10	790,000	857,024
NSTAR 8% 2/15/10	715,000	769,549
Sempra Energy 4.75% 5/15/09	1,055,000	1,053,385
		8,643,348
TOTAL UTILITIES		24,795,369
TOTAL NONCONVERTIBLE BONDS (Cost $280,228,467)		280,593,970
U.S. Government and Government Agency Obligations - 25.4%

U.S. Government Agency Obligations - 14.9%
Fannie Mae:
3.25% 2/15/09	13,000,000	12,894,804
4.75% 3/12/10 (b)	46,673,000	47,723,143
Freddie Mac:
4.25% 7/15/09	12,693,000	12,792,653
4.875% 2/9/10	58,000,000	59,416,541
5% 6/11/09 (b)	57,187,000	58,229,633
5.125% 4/18/11 (b)	22,000,000	22,949,300
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		214,006,074
U.S. Treasury Obligations - 10.5%
U.S. Treasury Notes:
3.5% 2/15/10 (b)	20,000,000	20,185,940
3.625% 10/31/09 (j)	38,167,000	38,567,103
4% 4/15/10 (b)	50,000,000	51,089,850
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 3/31/09 (d)(e)	$ 11,930,000	$ 12,144,370
4.875% 8/15/09 (b)	27,858,000	28,658,918
TOTAL U.S. TREASURY OBLIGATIONS		150,646,181
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $358,058,999)		364,652,255
U.S. Government Agency - Mortgage Securities - 10.1%

Fannie Mae - 7.7%
3.699% 10/1/33 (f)	136,483	136,066
3.75% 1/1/34 (f)	123,771	122,927
3.754% 10/1/33 (f)	132,955	132,376
3.783% 6/1/34 (f)	680,273	674,656
3.797% 6/1/33 (f)	111,158	111,015
3.812% 4/1/33 (f)	361,816	361,546
3.814% 10/1/33 (f)	1,582,063	1,578,171
3.846% 10/1/33 (f)	3,232,518	3,229,796
3.876% 6/1/33 (f)	534,087	533,215
3.915% 5/1/33 (f)	42,905	42,957
3.917% 6/1/34 (f)	931,094	924,382
4.007% 10/1/18 (f)	91,522	91,089
4.101% 2/1/35 (f)	58,933	59,234
4.104% 1/1/35 (f)	213,255	214,607
4.114% 7/1/34 (f)	619,916	616,526
4.172% 1/1/35 (f)	308,862	306,692
4.23% 4/1/33 (f)	28,345	28,426
4.25% 1/1/34 (f)	181,224	180,215
4.25% 2/1/34 (f)	155,541	154,643
4.25% 2/1/35 (f)	140,156	139,330
4.256% 5/1/35 (f)	131,993	132,676
4.263% 10/1/33 (f)	57,207	57,130
4.275% 3/1/35 (f)	261,220	262,420
4.283% 6/1/33 (f)	73,903	74,199
4.284% 11/1/34 (f)	963,353	959,278
4.289% 3/1/33 (f)	125,932	126,533
4.292% 3/1/35 (f)	119,240	119,353
4.296% 1/1/34 (f)	144,038	143,240
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.296% 1/1/34 (f)	$ 917,235	$ 912,540
4.299% 3/1/33 (f)	73,152	72,690
4.3% 2/1/35 (f)	987,095	981,778
4.3% 4/1/35 (f)	64,353	64,622
4.307% 8/1/33 (f)	240,382	240,100
4.339% 1/1/35 (f)	157,374	156,740
4.362% 2/1/34 (f)	281,319	279,881
4.39% 7/1/33 (f)	805,089	801,419
4.39% 10/1/34 (f)	689,370	687,405
4.391% 2/1/35 (f)	231,418	230,371
4.412% 5/1/35 (f)	103,448	103,783
4.423% 8/1/34 (f)	393,765	393,258
4.434% 3/1/35 (f)	216,249	215,444
4.45% 1/1/35 (f)	148,364	147,616
4.456% 10/1/34 (f)	1,141,761	1,143,024
4.483% 5/1/35 (f)	369,323	369,679
4.496% 7/1/35 (f)	311,932	311,937
4.499% 2/1/35 (f)	684,587	691,333
4.507% 8/1/35 (f)	285,930	285,759
4.517% 6/1/35 (f)	421,632	422,464
4.528% 7/1/35 (f)	436,992	436,908
4.537% 2/1/35 (f)	102,865	103,454
4.558% 2/1/35 (f)	53,242	53,762
4.568% 2/1/35 (f)	599,195	598,135
4.568% 5/1/35 (f)	2,466,946	2,461,849
4.568% 10/1/35 (f)	58,977	58,876
4.577% 6/1/33 (f)	289,246	288,618
4.617% 2/1/35 (f)	566,727	566,166
4.653% 7/1/35 (f)	740,347	740,158
4.663% 3/1/35 (f)	916,024	923,912
4.663% 8/1/35 (f)	924,765	925,867
4.69% 3/1/35 (f)	35,154	35,480
4.693% 10/1/34 (f)	449,214	449,668
4.708% 6/1/35 (f)	948,756	951,421
4.713% 7/1/34 (f)	386,361	387,045
4.765% 3/1/35 (f)	484,504	484,928
4.768% 1/1/35 (f)	913,400	915,013
4.77% 12/1/34 (f)	123,630	123,794
4.775% 10/1/35 (f)	708,578	708,649
4.782% 8/1/35 (f)	420,419	420,752
4.788% 3/1/35 (f)	576,486	577,414
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.789% 1/1/35 (f)	$ 628,865	$ 629,731
4.797% 11/1/34 (f)	383,037	383,807
4.812% 10/1/35 (f)	549,290	551,803
4.818% 10/1/35 (f)	322,805	323,583
4.824% 2/1/33 (f)	189,577	191,339
4.832% 1/1/35 (f)	2,514,250	2,521,981
4.87% 5/1/33 (f)	2,254	2,279
4.872% 7/1/35 (f)	1,692,639	1,697,790
4.878% 7/1/34 (f)	550,915	552,562
4.882% 10/1/35 (f)	288,444	288,520
4.925% 2/1/35 (f)	1,296,427	1,300,845
4.946% 8/1/34 (f)	1,208,454	1,213,747
4.964% 4/1/35 (f)	310,959	312,053
4.968% 11/1/35 (f)	8,045,196	8,137,008
4.989% 8/1/34 (f)	97,744	98,050
4.993% 9/1/34 (f)	1,767,973	1,777,933
5% 3/1/18 to 6/1/18	2,491,069	2,505,017
5.016% 7/1/34 (f)	62,578	62,856
5.04% 5/1/35 (f)	730,360	735,334
5.053% 7/1/35 (f)	1,786,537	1,796,309
5.081% 9/1/36 (f)	3,381,994	3,403,673
5.082% 9/1/34 (f)	142,654	143,477
5.095% 5/1/35 (f)	389,725	392,402
5.119% 1/1/36 (f)	1,006,294	1,007,046
5.132% 3/1/35 (f)	67,770	68,216
5.144% 5/1/35 (f)	468,518	472,046
5.149% 9/1/35 (f)	3,634,099	3,661,493
5.159% 9/1/35 (f)	2,388,002	2,405,892
5.176% 6/1/35 (f)	519,147	522,570
5.189% 8/1/33 (f)	176,560	177,634
5.25% 11/1/36 (f)	501,845	507,196
5.3% 7/1/35 (f)	66,763	67,153
5.3% 2/1/36 (f)	533,500	538,913
5.301% 2/1/36 (f)	1,527,884	1,543,024
5.312% 12/1/34 (f)	181,138	182,573
5.334% 2/1/36 (f)	177,609	177,939
5.397% 11/1/35 (f)	662,118	668,992
5.453% 1/1/34 (f)	81,475	81,507
5.495% 5/1/36 (f)	755,579	759,542
5.5% 7/1/13 to 6/1/19	9,808,580	9,982,117
5.523% 11/1/36 (f)	982,024	992,437
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.569% 5/1/36 (f)	$ 2,141,661	$ 2,172,930
5.76% 1/1/36 (f)	943,871	958,060
5.805% 3/1/36 (f)	434,700	442,140
5.83% 3/1/36 (f)	1,445,241	1,470,727
5.927% 4/1/36 (f)	874,799	891,007
5.996% 5/1/36 (f)	529,641	540,768
6.054% 4/1/36 (f)	261,859	267,114
6.074% 9/1/36 (f)	681,443	695,350
6.175% 4/1/36 (f)	566,134	578,351
6.236% 6/1/36 (f)	145,138	147,301
6.5% 2/1/08 to 3/1/35	7,476,403	7,756,374
6.559% 9/1/36 (f)	1,806,998	1,851,652
6.691% 9/1/36 (f)	6,672,516	6,823,294
7% 3/1/08 to 6/1/32	719,164	757,700
7.5% 5/1/12 to 10/1/14	60,840	64,612
11.5% 11/1/15	34,267	36,720
TOTAL FANNIE MAE		110,528,899
Freddie Mac - 2.3%
4.105% 1/1/35 (f)	445,820	445,881
4.216% 4/1/35 (f)	2,029,818	2,027,411
4.299% 2/1/35 (f)	330,534	330,084
4.3% 12/1/34 (f)	202,998	201,360
4.306% 3/1/35 (f)	164,623	164,285
4.374% 2/1/35 (f)	206,953	205,401
4.407% 8/1/35 (f)	3,350,126	3,341,239
4.421% 2/1/34 (f)	161,802	160,685
4.422% 6/1/35 (f)	265,161	264,806
4.423% 3/1/35 (f)	217,804	216,210
4.452% 3/1/35 (f)	211,254	209,884
4.539% 2/1/35 (f)	362,334	360,375
4.61% 2/1/35 (f)	169,477	168,765
4.801% 3/1/33 (f)	58,565	59,008
4.904% 11/1/35 (f)	809,815	807,086
4.923% 9/1/35 (f)	795,844	796,079
4.995% 4/1/35 (f)	824,980	828,836
5.127% 8/1/36 (f)	589,226	592,303
5.167% 1/1/36 (f)	721,874	721,191
5.294% 6/1/35 (f)	524,652	527,924
5.441% 6/1/37 (f)	1,017,569	1,024,520
5.479% 5/1/36 (f)	1,358,653	1,371,172
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.583% 5/1/36 (f)	$ 1,920,649	$ 1,941,409
5.585% 12/1/35 (f)	1,126,848	1,129,923
5.752% 7/1/37 (f)	674,369	682,346
5.76% 10/1/35 (f)	260,261	263,400
5.766% 1/1/37 (f)	1,172,931	1,189,617
5.844% 1/1/36 (f)	1,966,796	1,995,399
5.862% 1/1/36 (f)	565,263	573,533
6.044% 6/1/35 (f)	341,300	344,608
6.086% 6/1/36 (f)	559,212	569,010
6.395% 8/1/34 (f)	557,148	562,296
6.748% 9/1/36 (f)	6,365,451	6,508,113
6.771% 9/1/36 (f)	1,598,002	1,626,669
8.5% 5/1/26 to 7/1/28	150,319	167,437
12% 11/1/19	11,089	12,625
TOTAL FREDDIE MAC		32,390,890
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (f)	495,257	500,696
4.75% 1/20/34 (f)	780,583	784,038
7% 1/15/25 to 6/15/32	716,325	754,630
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		2,039,364
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $143,709,900)		144,959,153
Asset-Backed Securities - 17.0%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	664,621	602,728
Series 2004-2 Class A2, 5.0888% 7/25/34 (f)	556,862	516,908
Series 2004-4 Class A2D, 5.1388% 1/25/35 (f)	150,189	123,553
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1:
Class M1, 5.4388% 11/25/33 (f)	405,273	364,078
Class M2, 6.4888% 11/25/33 (f)	170,078	158,798
Series 2006-HE3 Class A2A, 4.8388% 6/25/36 (f)	377,373	367,750
Advanta Business Card Master Trust Series 2007-B2 Class B2, 5.5% 6/20/13	2,835,000	2,854,335
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (c)	1,358,974	1,354,771
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Master Trust Series 2004-C Class C, 5.1519% 2/15/12 (c)(f)	$ 854,533	$ 853,826
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class C, 4.22% 7/6/09	57,014	56,892
Class D, 5.07% 7/6/10	1,105,000	1,106,350
Series 2004-CA Class A4, 3.61% 5/6/11	458,776	452,929
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,518,777
Series 2005-CF Class A4, 4.63% 6/6/12	2,895,000	2,878,981
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	4,152,052
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,067,114
Series 2007-CM Class A3A, 5.42% 5/7/12	3,470,000	3,513,910
AmeriCredit Automotive Receivables Trust Series 2007-DF Class A3A, 5.49% 7/6/12	2,565,000	2,576,908
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	1,240,000	1,239,678
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 5.4888% 11/25/34 (f)	1,370,000	1,247,274
Series 2004-R11 Class M1, 5.4488% 11/25/34 (f)	2,040,000	1,930,856
Series 2004-R9 Class M2, 5.4388% 10/25/34 (f)	1,515,000	1,430,305
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.1188% 6/25/32 (f)	101,910	93,359
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.4308% 9/25/33 (f)	2,716,034	2,503,572
Series 2003-W7:
Class A2, 5.1788% 3/1/34 (f)	76,477	76,608
Class M1, 5.4788% 3/1/34 (f)	2,500,000	2,265,803
Series 2003-W9 Class M1, 5.4788% 3/25/34 (f)	1,544,402	1,369,746
Series 2004-W5 Class M1, 5.3888% 4/25/34 (f)	830,000	745,674
Arran Funding Ltd. Series 2005-A Class C, 4.9719% 12/15/10 (f)	3,530,000	3,490,111
Asset Backed Funding Certificates Series 2004-HE1 Class M2, 5.9388% 1/25/34 (f)	446,727	415,377
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 5.9088% 6/25/34 (f)	700,000	628,958
Series 2004-HE6 Class A2, 5.1488% 6/25/34 (f)	569,601	541,406
Series 2005-HE2:
Class M1, 5.2388% 3/25/35 (f)	1,666,836	1,305,756
Class M2, 5.2888% 3/25/35 (f)	460,000	339,728
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.22% 5/28/44 (f)	789,961	710,965
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.25% 2/28/44 (f)	452,772	411,479
Asset-Backed Securities - continued
	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust:
Series 2004-BO1:
Class M2, 5.5388% 9/25/34 (f)	$ 794,000	$ 720,273
Class M3, 5.8388% 9/25/34 (f)	540,000	491,148
Class M4, 5.9888% 9/25/34 (f)	460,000	253,000
Series 2004-HE8 Class M1, 5.4388% 9/25/34 (f)	906,926	774,833
Series 2007-AQ1 Class A1, 4.8988% 11/25/36 (f)	1,155,784	1,123,017
Series 2007-HE3 Class 1A1, 4.9088% 4/25/37 (f)	930,248	875,642
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	1,035,000	1,031,826
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	2,370,000	2,386,845
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.0269% 6/15/10 (f)	1,240,000	1,234,382
Series 2006-1 Class B, 5.26% 10/15/10	500,000	505,133
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	215,000	216,574
Class C, 5.77% 5/20/10 (c)	205,000	205,469
Class D, 6.15% 4/20/11 (c)	345,000	345,086
Series 2007-1 Class B, 5.15% 9/17/12	1,085,000	1,060,640
Series 2007-SN1 Class D, 6.05% 1/17/12	750,000	748,264
Capital One Auto Finance Trust Series 2005-BSS:
Class B, 4.32% 5/15/10	1,430,000	1,426,460
Class D, 4.8% 9/15/12	1,220,000	1,221,063
Capital One Master Trust:
Series 2001-1 Class B, 5.1619% 12/15/10 (f)	1,700,000	1,700,465
Series 2001-6 Class C, 6.7% 6/15/11 (c)	3,200,000	3,214,000
Capital One Multi-Asset Execution Trust Series 2007-B5 Class B5, 5.4% 5/15/13	3,410,000	3,452,792
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	1,850,000	1,824,724
Series 2007-1 Class B1, 5.76% 12/15/13	1,060,000	1,038,635
Capital Trust Ltd. Series 2004-1:
Class A2, 5.19% 7/20/39 (c)(f)	645,000	625,347
Class B, 5.49% 7/20/39 (c)(f)	340,000	314,021
Class C, 5.84% 7/20/39 (c)(f)	435,000	366,166
Carmax Auto Owner Trust:
Series 2006-1 Class C, 5.76% 11/15/12	6,935,000	6,959,155
Series 2006-2 Class C, 5.53% 3/15/13	1,070,000	1,057,510
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 6.7888% 8/25/36 (c)(f)	185,000	24,805
Caterpillar Financial Asset Trust Series 2006-A Class A3, 5.57% 5/25/10	2,700,000	2,715,838
Asset-Backed Securities - continued
	Principal Amount	Value
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 5.8388% 1/25/33 (f)	$ 513,599	$ 456,347
Chase Credit Card Master Trust Series 2003-6 Class B, 5.0019% 2/15/11 (f)	2,150,000	2,145,103
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.1219% 6/15/12 (f)	3,305,000	3,208,431
Series 2006-C3 Class C3, 4.8819% 6/15/11 (f)	2,905,000	2,827,381
Series 2007-A15 Class A, 4.96% 9/17/12	6,510,000	6,607,859
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	2,102,413	2,107,704
Class B, 5.23% 2/20/13	411,855	411,404
Class D, 5.48% 2/20/13	458,621	454,264
Series 2006-VT2 Class A3, 5.07% 2/20/10	4,395,000	4,388,375
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5.03% 11/8/12	3,410,000	3,453,025
Series 2007-B2 Class B2, 5% 4/2/12	4,320,000	4,320,959
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 5.1988% 12/25/33 (c)(f)	769,207	693,128
Series 2006-NC2 Class A2B, 5.0325% 9/25/36 (f)	670,000	499,150
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	830,000	780,352
Series 2007-A Class A3, 4.98% 10/15/10	2,350,000	2,357,839
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (h)	5,690,000	355,625
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 6.8725% 9/25/32 (f)	439,186	414,956
Series 2004-2:
Class 3A4, 5.0388% 7/25/34 (f)	86,799	69,249
Class M1, 5.2888% 5/25/34 (f)	1,075,000	973,020
Series 2004-3 Class 3A4, 5.0388% 8/25/34 (f)	353,660	334,208
Series 2004-4:
Class A, 5.1588% 8/25/34 (f)	64,883	57,612
Class M2, 5.3188% 6/25/34 (f)	920,000	870,345
CPS Auto Receivables Trust:
Series 2006-B Class A3, 5.73% 6/15/16 (c)	1,244,997	1,247,526
Series 2007-C Class A3, 5.45% 5/15/12 (c)	934,994	933,679
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	995,700	973,296
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	974,000	958,786
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust I Series 2003-4 Class B1, 4.9819% 5/16/11 (f)	$ 1,775,000	$ 1,765,066
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	606,702	613,800
Class E, 6.971% 3/8/10 (c)	865,000	907,807
Drive Auto Receivables Trust:
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	1,212,030	1,211,206
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	2,355,000	2,384,709
DriveTime Auto Owner Trust Series 2006-B Class A3, 5.23% 8/15/12 (c)	1,625,000	1,621,191
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.3812% 5/28/35 (f)	159,655	135,732
Class AB3, 5.5293% 5/28/35 (f)	62,502	46,310
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 4.9588% 7/25/36 (f)	1,240,000	1,047,738
Class M1, 5.0988% 7/25/36 (f)	2,480,000	1,107,072
First Franklin Mortgage Loan Trust:
Series 2005-FF12 Class A2A, 4.8788% 11/25/36 (f)	96,804	96,456
Series 2006-FF5 Class 2A2, 4.8988% 4/25/36 (f)	535,000	519,833
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	751,884	745,962
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	590,000	585,243
Series 2006-B Class C, 5.68% 6/15/12	2,040,000	2,014,353
Series 2006-C Class B, 5.3% 6/15/12	750,000	739,440
Series 2007-A:
Class B, 5.6% 10/15/12	490,000	488,963
Class C, 5.8% 2/15/13	775,000	753,531
Fosse Master Issuer PLC Series 2007-1A Class C2, 5.7588% 10/18/54 (c)(f)	785,000	745,044
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	1,505,000	1,510,204
Class C, 5.43% 2/16/15	1,845,000	1,798,782
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.2388% 2/25/34 (f)	93,578	81,799
Class M2, 5.2888% 2/25/34 (f)	150,000	140,518
Series 2004-C Class M1, 5.4388% 8/25/34 (f)	1,120,000	988,856
Series 2004-D:
Class M4, 5.7388% 11/25/34 (f)	295,000	275,978
Class M5, 5.7888% 11/25/34 (f)	240,392	225,640
Series 2006-3 Class 2A1, 4.8588% 2/25/37 (f)	60,753	59,614
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	$ 1,182,150	$ 1,198,405
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (c)(h)	59,141,652	396,840
Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(h)	111,204,734	639,205
GE Capital Credit Card Master Note Trust Series 2007-3 Class B, 5.49% 6/15/13	3,350,000	3,356,566
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.08% 4/20/32 (f)	352,213	351,587
GSAMP Trust:
Series 2002-NC1 Class A2, 5.4288% 7/25/32 (f)	4,389	3,232
Series 2003-HE2 Class M1, 5.4388% 8/25/33 (f)	519,294	500,387
GSR Mortgage Loan Trust Series 2005-MTR1 Class A1, 4.9288% 10/25/35 (f)	797,201	791,438
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 5.8688% 5/25/30 (c)(f)	944,478	802,806
Series 2006-3:
Class B, 5.1888% 9/25/46 (c)(f)	700,000	602,000
Class C, 5.3388% 9/25/46 (c)(f)	1,750,000	1,400,000
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.1388% 6/25/32 (f)	5,664	4,693
Series 2003-3 Class A4, 5.2488% 2/25/33 (f)	493	493
Series 2003-5 Class A2, 5.1388% 12/25/33 (f)	39,981	34,165
Series 2003-7 Class A2, 5.1688% 3/25/34 (f)	4,243	4,237
Series 2003-8 Class M1, 5.5088% 4/25/34 (f)	624,684	557,380
Series 2004-1 Class M2, 5.9888% 6/25/34 (f)	655,000	578,225
Series 2004-3:
Class M1, 5.3588% 8/25/34 (f)	237,888	204,104
Class M2, 5.9888% 8/25/34 (f)	465,000	403,256
Series 2006-8 Class 2A1, 4.8388% 3/25/37 (f)	79,469	76,886
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	794,803	788,158
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	3,500,000	3,558,576
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.2% 1/20/35 (f)	236,624	214,852
Class M2, 5.23% 1/20/35 (f)	177,468	158,781
Series 2005-3 Class A1, 5.2575% 1/20/35 (f)	1,483,322	1,345,187
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	983,296	973,716
Class C, 4.22% 2/15/12	101,657	100,276
Series 2006-B Class C, 5.25% 5/15/13	620,000	613,038
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Receivables Trust: - continued
Series 2007-A Class A3A, 5.04% 1/17/12	$ 2,090,000	$ 2,096,911
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	371,130	370,398
Class C, 5.61% 12/15/14 (c)	1,400,966	1,408,778
Lancer Funding Ltd. Series 2006-1A Class A3, 6.9438% 4/6/46 (c)(f)	940,392	329,137
Long Beach Mortgage Loan Trust Series 2005-WL1 Class M2, 5.3388% 6/25/35 (f)	1,090,000	904,700
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	761,324	758,686
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	184,677	186,057
Class C, 6.125% 4/20/28 (c)	184,677	185,000
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.5725% 9/15/10 (f)	1,500,000	1,500,143
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.5388% 7/25/34 (f)	366,256	327,009
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.9806% 6/30/12 (c)(f)	1,620,000	1,609,956
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 5.4388% 7/25/34 (f)	1,145,000	1,041,435
Series 2004-FM1 Class M2, 5.9388% 1/25/35 (f)	102,035	86,322
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 5.1288% 8/25/34 (f)	131,511	102,949
Series 2006-HE6 Class A2A, 4.8288% 9/25/36 (f)	1,936,448	1,890,457
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC1 Class M2, 6.3938% 10/25/31 (f)	15,757	14,379
Series 2002-AM3 Class A3, 5.7688% 2/25/33 (f)	79,980	69,720
Series 2002-HE2 Class M1, 6.2888% 8/25/32 (f)	737,861	685,742
Series 2002-NC1 Class M1, 5.9888% 2/25/32 (c)(f)	534,163	495,546
Series 2003-NC1 Class M1, 6.3638% 11/25/32 (f)	465,572	430,125
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 4.8888% 4/25/37 (f)	118,902	115,354
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 4.8388% 11/25/36 (f)	248,502	242,444
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(f)(h)	1,725,000	319,934
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (h)	1,410,000	231,285
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	1,885,000	619,995
Series 2005-2 Class AIO, 7.73% 3/25/12 (h)	1,265,000	210,951
Series 2005-3W Class AIO1, 4.8% 7/25/12 (h)	4,090,000	488,142
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	$ 900,000	$ 117,422
Series 2006-2 Class AIO, 6% 8/25/11 (h)	700,000	137,075
Series 2006-3 Class AIO, 7.1% 1/25/12 (h)	5,140,000	1,286,645
Series 2006-4 Class AIO, 6.35% 2/27/12 (h)	880,000	213,875
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	1,165,000	1,151,616
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (f)	509,556	505,257
Newcastle CDO VIII Series 2006-8A Class 4, 5.3888% 11/1/52 (c)(f)	1,000,000	810,995
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	51,088	51,071
Nissan Auto Receivables Owner Trust:
Series 2005-A Class A4, 3.82% 7/15/10	1,101,670	1,091,930
Series 2007-B Class A3, 5.03% 5/16/11	1,710,000	1,732,811
Nomura Home Equity Loan, Inc. Series 2006-AF1 Class A1, 6.032% 10/25/36	317,511	317,511
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,696,931
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.4188% 9/25/34 (f)	640,000	554,449
Class M2, 5.4688% 9/25/34 (f)	380,000	339,220
Class M3, 6.0388% 9/25/34 (f)	730,000	638,803
Class M4, 6.2388% 9/25/34 (f)	1,000,000	881,547
Series 2004-WHQ2 Class A3E, 5.2088% 2/25/35 (f)	176,855	168,178
Series 2004-WWF1 Class M4, 5.8888% 1/25/35 (f)	1,905,000	1,688,030
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (c)	680,000	680,146
Class C, 5.77% 5/25/10 (c)	630,000	629,614
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	1,420,000	1,412,752
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ2 Class A1, 3.6% 4/25/33	257,418	253,138
Series 2004-RS10 Class MII2, 6.0388% 10/25/34 (f)	2,600,000	2,177,152
Series 2005-SP2 Class 1A1, 4.9388% 5/25/44 (f)	67,764	67,553
Santander Drive Auto Receivables Trust:
Series 2007-1 Class A3, 5.05% 9/15/11	3,175,000	3,185,728
Series 2007-3 Class A3, 5.42% 8/15/12	1,285,000	1,264,065
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 5.3088% 2/25/34 (f)	603,461	526,507
Asset-Backed Securities - continued
	Principal Amount	Value
Sierra Timeshare Receivables Fund LLC Series 2006-1A:
Class A1, 5.84% 5/20/18 (c)	$ 914,908	$ 928,833
Class A2, 4.89% 5/20/18 (c)(f)	2,581,190	2,490,936
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.8944% 6/15/21 (f)	1,800,000	1,780,538
Series 2004-A:
Class B, 6.2744% 6/15/33 (f)	400,000	405,200
Class C, 6.6444% 6/15/33 (f)	1,020,000	1,031,219
Series 2004-B Class C, 6.5644% 9/15/33 (f)	1,900,000	1,767,000
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	2,500,000	2,525,650
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.0888% 11/25/35 (f)	1,557,410	1,502,241
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.1019% 3/15/11 (c)(f)	2,520,000	2,487,733
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 5.8519% 6/15/10 (f)	1,405,000	1,374,005
Swift Master Auto Receivables Trust Series 2007-2 Class A, 5.3019% 10/15/12 (c)(f)	1,515,000	1,504,584
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.2188% 9/25/34 (f)	83,246	79,416
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	3,615,000	3,577,502
Series 2007-1 Class D, 5.65% 2/20/13	2,640,000	2,477,111
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	3,960,000	3,974,853
Class D, 5.54% 12/20/12 (c)	2,245,000	2,224,694
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	1,500,000	1,499,070
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	238,598	237,475
Series 2004-4 Class D, 3.58% 5/17/12	213,520	212,250
Series 2005-1 Class D, 4.09% 8/15/12	226,094	225,214
Series 2005-3 Class C, 4.54% 5/17/13	850,000	833,664
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (c)(f)	2,329,159	1,863,327
World Omni Auto Receivables Trust:
Series 2005-A Class A3, 3.54% 6/12/09	103,558	103,395
Series 2007-B Class A3A, 5.28% 1/17/12	995,000	1,002,664
TOTAL ASSET-BACKED SECURITIES (Cost $254,246,631)		244,759,537
Collateralized Mortgage Obligations - 9.6%
	Principal Amount	Value
Private Sponsor - 6.5%
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1489% 10/25/33 (f)	$ 5,520,000	$ 5,443,716
Series 2003-J Class 2A2, 4.3951% 11/25/33 (f)	784,643	783,311
Series 2004-A:
Class 2A1, 3.5495% 2/25/34 (f)	459,725	450,311
Class 2A2, 4.1005% 2/25/34 (f)	1,979,750	1,947,708
Series 2004-D Class 2A1, 3.6156% 5/25/34 (f)	227,418	222,394
Series 2004-J Class 2A1, 4.7631% 11/25/34 (f)	740,201	732,708
Series 2005-H:
Class 1A1, 4.9132% 9/25/35 (f)	240,754	241,000
Class 2A2, 4.8029% 9/25/35 (f)	258,403	256,157
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0806% 8/25/35 (f)	2,009,179	1,991,257
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.0688% 1/25/35 (f)	426,509	424,714
Series 2005-2 Class 1A1, 5.0388% 3/25/35 (f)	782,864	775,858
Series 2005-5 Class 1A1, 5.0088% 7/25/35 (f)	693,744	687,078
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3557% 2/25/37 (f)	149,509	152,107
Class 5A1, 4.1692% 2/25/37 (f)	1,212,270	1,191,514
Series 2007-A2:
Class 2A1, 4.242% 7/25/37 (f)	698,659	693,818
Class 3A1, 4.5612% 7/25/37 (f)	4,960,259	4,879,754
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.2492% 8/25/34 (f)	3,428,521	3,427,196
Class A4, 4.4067% 8/25/34 (f)	2,044,621	2,015,095
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	453,814	453,143
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.1888% 1/25/34 (f)	125,952	123,501
Series 2004-2 Class 7A3, 5.1888% 2/25/35 (f)	345,849	344,867
Series 2004-4 Class 5A2, 5.1888% 3/25/35 (f)	99,899	96,619
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.1588% 5/25/34 (f)	54,572	53,680
Series 2004-AR5 Class 11A2, 5.1588% 6/25/34 (f)	66,670	65,884
Series 2004-AR8 Class 8A2, 5.1688% 9/25/34 (f)	79,376	77,367
Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (f)	751,731	742,554
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.4488% 12/20/54 (f)	930,000	809,379
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A Class C2, 5.5488% 12/20/54 (c)(f)	$ 1,100,000	$ 879,120
Series 2006-2 Class C1, 5.65% 12/20/54 (f)	2,575,000	1,953,395
GSR Mortgage Loan Trust:
Series 2006-AR2 Class 4A1, 5.8411% 4/25/36 (f)	3,870,815	3,848,728
Series 2007-AR2 Class 2A1, 4.8363% 4/25/35 (f)	766,973	758,557
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 5.3825% 7/15/40 (f)	3,175,000	3,144,242
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.2388% 10/25/34 (f)	603,304	592,711
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.1788% 10/25/34 (f)	168,323	165,932
Series 2004-9:
Class M2, 5.4388% 1/25/35 (f)	184,371	161,468
Class M3, 5.4888% 1/25/35 (f)	136,673	112,983
Class M4, 5.8388% 1/25/35 (f)	69,712	56,686
Series 2005-1:
Class M1, 5.3325% 4/25/35 (f)	241,578	214,058
Class M2, 5.3725% 4/25/35 (f)	416,722	361,948
Class M3, 5.4025% 4/25/35 (f)	102,670	86,033
JPMorgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9491% 11/25/35 (f)	400,000	394,303
Series 2006-A2 Class 5A1, 3.7561% 11/25/33 (f)	3,796,915	3,778,266
Series 2006-A3 Class 6A1, 3.7674% 8/25/34 (f)	1,205,811	1,180,649
Series 2006-A4 Class 1A1, 5.8207% 6/25/36 (f)	243,672	244,435
Series 2007-A1:
Class 3A2, 5.0072% 7/25/35 (f)	3,180,639	3,156,738
Class 7A3, 5.3009% 7/25/35 (f)	4,990,000	4,932,815
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.1788% 9/26/45 (c)(f)	446,650	444,981
Lehman XS Trust floater Series 2006-GP1 Class A1, 4.8788% 5/25/46 (f)	1,140,657	1,134,687
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.0588% 3/25/35 (f)	128,103	127,664
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	205,183	206,465
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2381% 8/25/17 (f)	767,989	790,521
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 5.1788% 3/25/28 (f)	488,205	475,533
Series 2003-F Class A2, 5.7713% 10/25/28 (f)	637,328	632,224
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust: - continued
floater:
Series 2004-B Class A2, 5.65% 6/25/29 (f)	$ 797,669	$ 779,250
Series 2004-C Class A2, 5.68% 7/25/29 (f)	531,378	526,743
Series 2004-D Class A2, 5.455% 9/25/29 (f)	500,679	497,852
Series 2003-H Class XA1, 1% 1/25/29 (h)	2,150,390	43
MortgageIT Trust floater Series 2004-2:
Class A1, 5.1588% 12/25/34 (f)	630,225	626,864
Class A2, 5.2388% 12/25/34 (f)	851,971	848,926
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.0788% 7/25/35 (f)	1,387,066	1,113,537
Permanent Financing No. 4 PLC Class 3C, 6.5238% 6/10/42 (f)	1,215,000	1,186,448
Permanent Financing No. 5 PLC floater Series 3 Class C, 6.5238% 6/10/42 (f)	1,935,000	1,876,950
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5418% 10/25/35 (f)	1,640,410	1,644,363
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	534,828	545,307
Series 2005-AR5 Class 1A1, 4.7634% 9/19/35 (f)	579,820	582,692
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	346,803	329,680
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	1,370,000	1,348,379
Class E, 6.706% 11/15/35 (c)	365,000	360,038
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (f)	198,994	198,993
Series 2004-3 Class A, 5.5706% 5/20/34 (f)	417,437	413,204
Series 2004-4 Class A, 5.6206% 5/20/34 (f)	346,004	340,360
Series 2004-5 Class A3, 5.6409% 6/20/34 (f)	395,992	393,116
Series 2004-6 Class A3A, 5.6975% 6/20/35 (f)	278,613	276,734
Series 2004-7 Class A3A, 5.7038% 8/20/34 (f)	371,520	370,061
Series 2004-8 Class A2, 5.755% 9/20/34 (f)	485,632	481,883
Series 2005-1 Class A2, 5.6325% 2/20/35 (f)	436,140	423,459
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 4.9888% 6/25/35 (f)	346,625	337,211
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 5.1888% 9/25/33 (c)(f)	179,306	175,304
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1684% 10/20/35 (f)	320,000	317,387
WaMu Mortgage pass-thru certificates:
Series 2003-AR10 Class A7, 4.0562% 10/25/33 (f)	920,000	913,701
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2004-AR7 Class A6, 3.939% 7/25/34 (f)	$ 335,000	$ 331,394
WaMu Mortgage Securities Corp. pass-thru certificates sequential payer:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	152,532	161,026
Series 2004-RA2 Class 2A, 7% 7/25/33	207,970	213,104
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7597% 9/25/36 (f)	1,365,000	1,368,736
Series 2003-14 Class 1A1, 4.75% 12/25/18	1,308,258	1,292,315
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (f)	191,513	188,184
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	4,033,895	3,972,811
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (f)	383,072	379,470
Series 2005-AR4 Class 2A2, 4.5234% 4/25/35 (f)	6,781,293	6,678,468
Series 2006-AR8 Class 2A6, 5.2406% 4/25/36 (f)	3,295,000	3,284,717
TOTAL PRIVATE SPONSOR		93,696,542
U.S. Government Agency - 3.1%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	830,831	852,500
Series 1994-30 Class JA, 5% 7/25/23	174,045	173,463
Series 2006-64 Class PA, 5.5% 2/25/30	6,975,707	7,073,751
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2006-49 Class CA, 6% 2/25/31	6,363,269	6,459,610
Series 2006-54 Class PE, 6% 2/25/33	2,016,636	2,057,770
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	1,203,455	1,225,778
Series 2003-76 Class BA, 4.5% 3/25/18	3,122,821	3,084,792
Series 2004-3 Class BA, 4% 7/25/17	130,410	128,282
Freddie Mac sequential payer Series 2114 Class ZM, 6% 1/15/29	539,605	552,805
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2489 Class PD, 6% 2/15/31	13,000	12,976
Series 2535 Class PC, 6% 9/15/32	1,759,956	1,797,562
Series 2625 Class QX, 2.25% 3/15/22	56,757	56,402
Series 2640 Class QG, 2% 4/15/22	91,119	90,401
Series 2690 Class PD, 5% 2/15/27	2,980,000	3,005,918
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,202,100
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2901 Class UM, 4.5% 1/15/30	$ 4,314,045	$ 4,289,849
sequential payer:
Series 2523 Class JB, 5% 6/15/15	413,354	412,622
Series 2609 Class UJ, 6% 2/15/17	1,220,854	1,253,439
Series 2635 Class DG, 4.5% 1/15/18	3,560,774	3,522,018
Series 2780 Class A, 4% 12/15/14	3,033,344	2,986,614
Series 2786 Class GA, 4% 8/15/17	1,496,896	1,472,664
Series 2970 Class YA, 5% 9/15/18	1,270,480	1,274,241
Series 1803 Class A, 6% 12/15/08	145,649	146,011
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	180,981	182,587
TOTAL U.S. GOVERNMENT AGENCY		44,314,155
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $139,194,659)		138,010,697
Commercial Mortgage Securities - 8.1%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9967% 2/3/11 (c)(f)(h)	14,847,271	421,394
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4637% 2/14/43 (f)(h)	5,258,423	235,209
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	648,418	652,772
Series 2007-2 Class A1, 5.421% 1/10/12	1,051,030	1,065,036
Series 2007-3 Class A1, 5.6586% 6/10/49 (f)	1,407,285	1,435,262
Series 2006-6 Class XP, 0.4309% 10/10/45 (f)(h)	34,132,052	682,750
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A2, 4.64% 11/10/42	1,854,803	1,849,351
Series 2002-2 Class XP, 1.7759% 7/11/43 (c)(f)(h)	5,831,497	205,071
Series 2004-6 Class XP, 0.5361% 12/10/42 (f)(h)	12,573,748	189,886
Series 2005-4 Class XP, 0.1872% 7/10/45 (f)(h)	16,486,950	131,457
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class K, 7.2519% 11/15/15 (c)(f)	150,612	149,823
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.3688% 12/25/33 (c)(f)	$ 1,347,336	$ 1,328,681
Series 2004-1:
Class A, 5.1488% 4/25/34 (c)(f)	605,425	603,061
Class B, 6.6888% 4/25/34 (c)(f)	75,678	74,236
Class M1, 5.3488% 4/25/34 (c)(f)	37,839	37,597
Class M2, 5.9888% 4/25/34 (c)(f)	37,839	37,508
Series 2004-2:
Class A, 5.2188% 8/25/34 (c)(f)	684,087	680,346
Class M1, 5.3688% 8/25/34 (c)(f)	220,601	218,533
Series 2004-3:
Class A1, 5.1588% 1/25/35 (c)(f)	834,128	826,178
Class A2, 5.2088% 1/25/35 (c)(f)	130,333	128,785
Series 2005-4A:
Class A2, 5.1788% 1/25/36 (c)(f)	1,284,418	1,228,225
Class B1, 6.1888% 1/25/36 (c)(f)	80,276	67,996
Class M1, 5.2388% 1/25/36 (c)(f)	401,381	382,629
Class M2, 5.2588% 1/25/36 (c)(f)	160,552	150,869
Class M3, 5.2888% 1/25/36 (c)(f)	160,552	150,016
Class M4, 5.3988% 1/25/36 (c)(f)	80,276	72,951
Class M5, 5.4388% 1/25/36 (c)(f)	80,276	72,336
Class M6, 5.4888% 1/25/36 (c)(f)	80,276	71,283
Series 2007-1:
Class A2, 5.0588% 3/25/37 (c)(f)	489,627	457,648
Class B1, 5.4588% 3/25/37 (c)(f)	155,582	121,160
Class B2, 5.9388% 3/25/37 (c)(f)	114,399	87,783
Class B3, 8.1388% 3/25/37 (c)(f)	320,316	266,663
Class M1, 5.0588% 3/25/37 (c)(f)	132,703	123,185
Class M2, 5.0788% 3/25/37 (c)(f)	100,671	91,658
Class M3, 5.1088% 3/27/37 (c)(f)	86,943	78,561
Class M4, 5.1588% 3/25/37 (c)(f)	64,063	55,665
Class M5, 5.2088% 3/25/37 (c)(f)	109,823	94,430
Class M6, 5.2888% 3/25/37 (c)(f)	151,006	127,624
Series 2007-3:
Class B1, 5.7388% 7/25/37 (c)(f)	111,961	109,162
Class B2, 6.3888% 7/25/37 (c)(f)	289,233	282,002
Class B3, 8.7888% 7/25/37 (c)(f)	149,281	144,803
Class M1, 5.0988% 7/25/37 (c)(f)	97,966	96,986
Class M2, 5.1288% 7/25/37 (c)(f)	102,631	101,605
Class M3, 5.1588% 7/25/37 (c)(f)	167,942	166,052
Class M4, 5.2888% 7/25/37 (c)(f)	265,908	261,919
Class M5, 5.3888% 7/25/37 (c)(f)	130,621	128,009
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M6, 5.5888% 7/25/37 (c)(f)	$ 102,631	$ 100,578
Series 2007-4A:
Class A2, 5.3388% 9/25/37 (c)(f)	950,338	903,415
Class B1, 7.3388% 9/25/37 (c)(f)	142,797	119,525
Class B2, 8.2388% 9/25/37 (c)(f)	541,643	462,428
Class M1, 5.7388% 9/25/37 (c)(f)	132,949	125,657
Class M2, 5.8388% 9/25/37 (c)(f)	132,949	125,678
Class M4, 6.3888% 9/25/37 (c)(f)	354,530	326,500
Class M5, 6.5388% 9/25/37 (c)(f)	354,530	325,946
Class M6, 6.7388% 9/25/37 (c)(f)	354,530	319,520
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(h)	6,657,095	258,295
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(h)	15,753,041	1,332,660
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW17 Class A1, 5.282% 6/11/50	1,835,689	1,838,290
Series 2007-T28 Class A1, 5.422% 9/11/42	781,103	785,195
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	625,000	631,368
Series 2002-TOP8 Class X2, 2.0691% 8/15/38 (c)(f)(h)	6,423,473	336,232
Series 2003-PWR2 Class X2, 0.4943% 5/11/39 (c)(f)(h)	17,248,594	269,397
Series 2004-PWR6 Class X2, 0.6421% 11/11/41 (c)(f)(h)	7,562,712	173,354
Series 2005-PWR9 Class X2, 0.3881% 9/11/42 (c)(f)(h)	45,738,578	746,239
Series 2006-PW13 Class A1, 5.294% 9/11/41	2,481,744	2,506,258
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.9504% 5/15/35 (c)(f)(h)	41,164,085	1,961,143
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	985,000	972,426
Series 2004-C2 Class XP, 0.9323% 10/15/41 (c)(f)(h)	8,983,766	255,143
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3 Class X3, 0.4504% 10/15/48 (f)(h)	63,554,180	1,357,562
Series 2007-CD4 Class A1, 4.977% 12/11/49	1,460,587	1,462,366
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (f)	838,181	840,594
COMM Series 2004-LBN2 Class X2, 0.9353% 3/10/39 (c)(f)(h)	2,853,906	60,179
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates:
floater Series 2007-FL14 Class F, 5.1519% 6/15/22 (c)(f)	$ 946,289	$ 913,280
Series 2005-LP5 Class XP, 0.3678% 5/10/43 (f)(h)	16,639,663	179,266
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.0709% 9/15/30 (f)	3,420,000	3,428,932
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	645,661	655,635
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6707% 12/15/39 (f)(h)	49,120,000	1,524,174
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	2,408,186	2,374,464
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	17,432,005	438,790
Series 2003-C3 Class ASP, 1.6383% 5/15/38 (c)(f)(h)	18,132,597	654,190
Series 2004-C1 Class ASP, 0.7817% 1/15/37 (c)(f)(h)	14,190,495	309,269
Series 2005-C1 Class ASP, 0.3666% 2/15/38 (c)(f)(h)	18,334,123	215,048
Series 2005-C2 Class ASP, 0.5656% 4/15/37 (c)(f)(h)	14,700,282	292,783
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,725,463	1,818,087
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	1,360,000	1,394,162
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	4,015,000	3,982,112
Series 2001-1 Class X1, 0.4214% 5/15/33 (c)(f)(h)	10,646,876	306,323
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.25% 9/13/28 (c)(f)	1,490,000	1,490,021
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	735,000	723,659
Class C, 5.707% 2/15/36	910,000	895,886
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	4,642,790	4,618,547
Series 2004-C3 Class X2, 0.6775% 12/10/41 (f)(h)	11,564,384	205,615
Series 2006-C1 Class XP, 0.1483% 11/10/45 (f)(h)	22,638,450	166,123
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG11 Class A1, 5.358% 12/10/49	2,624,774	2,624,774
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2003-C2 Class XP, 1.003% 1/5/36 (c)(f)(h)	$ 20,904,250	$ 412,752
Series 2005-GG3 Class XP, 0.7836% 8/10/42 (c)(f)(h)	53,366,587	1,151,683
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (c)(h)	98,860,000	1,689,320
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 4.9975% 3/1/20 (c)(f)	720,000	698,400
Class D, 5.0475% 3/1/20 (c)(f)	215,000	206,944
Class E, 5.1175% 3/1/20 (c)(f)	360,000	347,400
Class F, 5.1575% 3/1/20 (c)(f)	180,000	172,800
Class G, 5.1975% 3/1/20 (c)(f)	90,000	86,131
Class H, 5.3275% 3/1/20 (c)(f)	150,000	144,000
Class J, 5.5275% 3/1/20 (c)(f)	215,000	206,400
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	912,233	929,861
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	409,825	428,772
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	1,275,000	1,395,109
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	232,683	237,572
Class B, 7.3% 8/3/15 (c)	505,000	527,955
Class D, 7.97% 8/3/15 (c)	425,000	448,241
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2001-C1 Class A2, 5.464% 10/12/35	1,287,626	1,292,413
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (f)	1,226,422	1,232,713
Series 2002-C3 Class X2, 1.166% 7/12/35 (c)(f)(h)	5,544,885	103,409
Series 2003-CB7 Class X2, 0.7546% 1/12/38 (c)(f)(h)	3,996,716	69,179
Series 2003-LN1 Class X2, 0.5347% 10/15/37 (c)(f)(h)	21,117,898	350,836
Series 2004-C1 Class X2, 0.9764% 1/15/38 (c)(f)(h)	3,685,663	87,284
Series 2004-CB8 Class X2, 1.1075% 1/12/39 (c)(f)(h)	4,500,943	123,099
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	2,468,553	2,475,395
Series 1999-C1 Class A2, 6.78% 6/15/31	2,521,910	2,562,079
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	$ 764,653	$ 771,152
Series 2006-C7 Class A1, 5.279% 11/15/38	366,283	370,124
Series 2007-C1 Class A1, 5.391% 2/15/40 (f)	521,944	527,463
Series 2007-C2 Class A1, 5.226% 2/15/40	451,691	455,472
Series 2002-C4 Class XCP, 1.3927% 10/15/35 (c)(f)(h)	10,258,484	248,552
Series 2002-C7 Class XCP, 0.8952% 1/15/36 (c)(f)(h)	8,437,751	147,298
Series 2003-C1 Class XCP, 1.2946% 12/15/36 (c)(f)(h)	4,200,213	118,325
Series 2004-C2 Class XCP, 1.1161% 3/1/36 (c)(f)(h)	10,074,481	235,030
Series 2004-C6 Class XCP, 0.6592% 8/15/36 (c)(f)(h)	14,091,741	231,850
Series 2005-C7 Class XCP, 0.2115% 11/15/40 (f)(h)	84,063,748	691,450
Series 2006-C1 Class XCP, 0.3501% 2/15/41 (f)(h)	62,000,694	904,894
Series 2006-C6 Class XCP, 0.6294% 9/15/39 (f)(h)	27,698,159	817,910
Series 2007-C1 Class XCP, 0.4595% 2/15/40 (f)(h)	11,025,000	283,076
Series 2007-C2 Class XCP, 0.5106% 2/17/40 (f)(h)	50,750,000	1,445,685
LB-UBS Westfield Trust:
Series 2001-WM Class X, 0.5408% 7/14/16 (c)(f)(h)	12,031,155	213,997
Series 2001-WM, 6.754% 7/14/16 (c)	1,085,000	1,125,475
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 6.7031% 12/16/14 (c)(f)	1,420,000	1,383,259
Class K1, 7.2031% 12/16/14 (c)(f)	730,000	677,310
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 7/12/40	1,939,226	1,959,216
Series 2002-MW1 Class XP, 1.5309% 7/12/34 (c)(f)(h)	4,320,120	101,828
Series 2005-MCP1 Class XP, 0.5638% 6/12/43 (f)(h)	14,541,194	330,021
Series 2005-MKB2 Class XP, 0.2642% 9/12/42 (f)(h)	6,980,918	67,011
Merrill Lynch-CFC Commercial Mortgage Trust:
Series 2007-6 Class A1, 5.175% 3/12/51	557,980	560,736
Series 2007-8 Class A1, 4.622% 8/12/49	829,439	822,819
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class XP, 0.6717% 12/12/49 (f)(h)	22,438,739	684,290
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ8 Class A1, 5.124% 3/12/44	352,846	352,779
Series 2006-T23 Class A1, 5.682% 8/12/41	618,490	629,552
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (f)	$ 860,280	$ 865,560
Series 2007-IQ14 Class A1, 5.38% 4/15/49	1,822,252	1,842,541
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (f)	1,037,271	1,064,821
Morgan Stanley Capital I, Inc.:
sequential payer Series 2003-IQ5:
Class A2, 4.09% 4/15/38	396,208	394,517
Class X2, 0.8272% 4/15/38 (c)(f)(h)	6,919,383	177,514
Series 2003-IQ6 Class X2, 0.59% 12/15/41 (c)(f)(h)	14,519,522	268,981
Series 2005-HQ5 Class X2, 0.3253% 1/14/42 (f)(h)	15,842,455	150,009
Series 2005-IQ9 Class X2, 1.0462% 7/15/56 (c)(f)(h)	14,451,554	487,348
Series 2005-TOP17 Class X2, 0.5945% 12/13/41 (f)(h)	10,262,513	239,100
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3536% 3/12/35 (c)(f)(h)	10,748,809	395,176
Series 2003-TOP9 Class X2, 1.4629% 11/13/36 (c)(f)(h)	6,932,706	245,215
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,092,031
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.2688% 3/24/18 (c)(f)	662,625	649,373
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	572,633	572,026
Class E3, 7.253% 3/15/13 (c)	842,203	837,817
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	3,963,740	3,909,075
Series 2007-C30 Class A1, 5.031% 12/15/43	815,602	817,089
Series 2007-C31 Class A1, 5.14% 4/15/47	565,697	567,874
Series 2004-C14 Class PP, 5.14% 8/15/41 (c)(f)	1,543,606	1,409,173
Series 2005-C18 Class XP, 0.336% 4/15/42 (f)(h)	21,251,029	270,789
Series 2006-C23 Class X, 0.0807% 1/15/45 (c)(f)(h)	273,983,001	1,615,157
Series 2006-C24 Class XP, 0.0766% 3/15/45 (c)(f)(h)	45,822,334	271,768
Series 2007-C30 Class XP, 0.4375% 12/15/43 (c)(f)(h)	52,484,057	1,195,571
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $118,493,823)		116,626,090
Municipal Securities - 0.5%
	Principal Amount	Value
Georgia Gen. Oblig. Series 2000 D, 5.75% 10/1/13 (Pre-Refunded to 10/1/10 @ 100) (i)	$ 4,120,000	$ 4,401,149
Utah Gen. Oblig. Series A, 5% 7/1/10	3,110,000	3,247,089
TOTAL MUNICIPAL SECURITIES (Cost $7,634,375)		7,648,238
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 4.625% 10/8/08 (Cost $2,249,043)	2,265,000	2,257,073
Fixed-Income Funds - 10.5%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (g)	175,930	16,317,540
Fidelity Corporate Bond 1-5 Year Central Fund (g)	220,240	21,953,478
Fidelity Ultra-Short Central Fund (g)	1,255,141	112,209,605
TOTAL FIXED-INCOME FUNDS (Cost $164,135,246)		150,480,623
Cash Equivalents - 18.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07:
(Collateralized by U.S. Government Obligations) #	$ 46,797,131	46,779,000
(Collateralized by U.S. Government Obligations) # (a)	212,854,449	212,772,000
TOTAL CASH EQUIVALENTS (Cost $259,551,000)		259,551,000
TOTAL INVESTMENT PORTFOLIO - 118.9% (Cost $1,727,502,143)		1,709,538,636
NET OTHER ASSETS - (18.9)%		(272,264,201)
NET ASSETS - 100%		$ 1,437,274,435
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
177 Eurodollar 90 Day Index Contracts	Dec. 2007	$ 174,856,087	$ 87,630
206 Eurodollar 90 Day Index Contracts	March 2008	203,852,450	380,397
206 Eurodollar 90 Day Index Contracts	June 2008	204,079,050	406,940
206 Eurodollar 90 Day Index Contracts	Sept. 2008	204,194,925	537,076
155 Eurodollar 90 Day Index Contracts	Dec. 2008	153,668,937	401,118
91 Eurodollar 90 Day Index Contracts	March 2009	90,212,850	96,836
TOTAL EURODOLLAR CONTRACTS			1,909,997
Sold
Eurodollar Contracts
15 Eurodollar 90 Day Index Contracts	June 2009	14,866,125	(67,185)
15 Eurodollar 90 Day Index Contracts	Sept. 2009	14,861,063	(63,073)
15 Eurodollar 90 Day Index Contracts	Dec. 2009	14,855,625	(59,135)
15 Eurodollar 90 Day Index Contracts	March 2010	14,850,750	(54,810)
14 Eurodollar 90 Day Index Contracts	June 2010	13,856,325	(47,481)
14 Eurodollar 90 Day Index Contracts	Sept. 2010	13,852,650	(44,856)
14 Eurodollar 90 Day Index Contracts	Dec. 2010	13,848,800	(42,406)
5 Eurodollar 90 Day Index Contracts	March 2011	4,944,938	(14,208)
TOTAL EURODOLLAR CONTRACTS			(393,154)
			$ 1,516,843
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 362,000	$ (90,064)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 400,000	$ (96,291)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	405,000	(114,553)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34	Sept. 2034	201,841	(54,668)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	333,892	(86,414)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	362,000	(33,888)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	362,000	(65,687)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 362,000	$ (43,459)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	330,000	(139,830)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	362,000	(153,085)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	800,000	(696,877)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	31,876	(26,377)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	107,663	(16,822)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	48,185	(39,684)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35

	March 2035	$ 315,038	$ (95,505)
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon credit event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37	Sept. 2037	2,500,000	(2,131,597)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon credit event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	2,500,000	(2,028,200)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.25% 7/25/36	August 2036	2,500,000	(2,101,190)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 2006-8 Class M9, 7.17% 9/25/36	Oct. 2036	2,500,000	(2,048,281)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	362,000	(109,070)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,000,000	3,570
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	$ 2,675,000	$ (53,234)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	1,100,000	(14,514)
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	1,055,000	(12,016)
Receive quarterly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	1,300,000	(131,735)
Receive quarterly notional amount multiplied by .58% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	300,000	(30,165)
Receive quarterly notional amount multiplied by .59% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	300,000	(30,087)
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	600,000	(60,174)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	2,600,000	(60,237)
TOTAL CREDIT DEFAULT SWAPS		26,075,495	(10,560,134)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers
CMBS U.S. Aggregate Index adjusted by
a modified duration factor with Lehman Brothers, Inc.

	Dec. 2007	$ 6,400,000	$ (144,358)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2008	8,280,000	(185,763)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	April 2008	13,200,000	67,205
TOTAL TOTAL RETURN SWAPS		27,880,000	(262,916)
		$ 53,955,495	$ (10,823,050)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,884,767 or 9.2% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,017,969.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $7,634,768.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Security collateralized by an amount sufficient to pay interest and principal.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,631,298 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 3,133,197
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$46,779,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 1,804,044
BNP Paribas Securities Corp.	2,976,673
Banc of America Securities LLC	1,081,998
Bank of America, NA	18,040,441
Barclays Capital, Inc.	8,074,907
Citigroup Global Markets, Inc.	1,202,696
ING Financial Markets LLC	6,013,480
Societe Generale, New York Branch	368,585
UBS Securities LLC	6,013,480
WestLB AG	1,202,696
$ 46,779,000
$212,772,000 due 12/03/07 at 4.65%
Banc of America Securities LLC	$ 121,227,788
Barclays Capital, Inc.	91,544,212
$ 212,772,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 218,363
Fidelity Corporate Bond 1-5 Year Central Fund	288,369
Fidelity Ultra-Short Central Fund	1,676,688
Total	$ 2,183,420
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 16,569,600	$ 218,363	$ -	$ 16,317,540	0.6%
Fidelity Corporate Bond 1-5 Year Central Fund	21,521,310	288,369	-	21,953,478	3.1%
Fidelity Ultra-Short Central Fund	118,673,581	-	-	112,209,605	1.1%
Total	$ 156,764,491	$ 506,732	$ -	$ 150,480,623
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,726,175,277. Net unrealized depreciation aggregated $16,636,641, of which $15,360,378 related to appreciated investment securities and $31,997,019 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008